UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08542

The Saratoga Advantage Trust
(Exact name of registrant as specified in charter)

12725 W. Indian School Rd, Suite E-101, Avondale, AZ	85392
(Address of principal executive offices)	(Zip code)

Allison Fumai, Esq. Dechert LLP 1095 Avenue of the Americas, New York, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	2/28/25

Item 1.	Reports to Stockholders.

(a)

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2025	SLVYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$124	2.44% (annualized)

Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLVYX

1

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2025	SLVCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$154	3.04% (annualized)

Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLVCX

2

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2025	SLCVX	Class I

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$104	2.04% (annualized)

Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLCVX

3

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2025	SLGYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$116	2.19% (annualized)

Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLGYX

4

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2025	SLGCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$148	2.79% (annualized)

Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLGCX

5

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2025	SLCGX	Class I

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$95	1.79% (annualized)

Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SLCGX

6

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2025	SPMAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$107	2.09% (annualized)

Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SPMAX

7

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2025	SPMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$138	2.70% (annualized)

Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SPMCX

8

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2025	SMIPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$86	1.69% (annualized)

Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMIPX

9

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2025	SSCYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$122	2.52% (annualized)

Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SSCYX

10

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2025	SSCCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$151	3.12% (annualized)

Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SSCCX

11

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2025	SSCPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$102	2.11% (annualized)

Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SSCPX

12

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2025	SIEYX	Class A

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$168	3.30% (annualized)

Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SIEYX

13

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2025	SIECX	Class C

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$198	3.90% (annualized)

Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SIECX

14

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2025	SIEPX	Class I

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$147	2.90% (annualized)

Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SIEPX

15

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2025	SHPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$135	2.81% (annualized)

Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SHPAX

16

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2025	SHPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$163	3.41% (annualized)

Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SHPCX

17

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2025	SBHIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$115	2.40% (annualized)

Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SBHIX

18

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2025	STPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$139	2.70% (annualized)

Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-STPAX

19

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2025	STPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$169	3.30% (annualized)

Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-STPCX

20

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2025	STPIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$118	2.30% (annualized)

Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-STPIX

21

SARATOGA ENERGY & BASIC MATERIALS FUND
Semi-Annual Shareholder Report	2/28/2025	SBMBX	Class A

This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$165	3.40% (annualized)

Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SBMBX

22

SARATOGA ENERGY & BASIC MATERIALS FUND
Semi-Annual Shareholder Report	2/28/2025	SEPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$194	4.00% (annualized)

Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SEPCX

23

SARATOGA ENERGY & BASIC MATERIALS FUND
Semi-Annual Shareholder Report	2/28/2025	SEPIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$146	3.00% (annualized)

Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

0

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SEPIX

24

SARATOGA FINANCIAL SERVICES FUND
Semi-Annual Shareholder Report	2/28/2025	SFPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$181	3.40% (annualized)

Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SFPAX

25

SARATOGA FINANCIAL SERVICES FUND
Semi-Annual Shareholder Report	2/28/2025	SFPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$215	4.00% (annualized)

Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SFPCX

26

SARATOGA FINANCIAL SERVICES FUND
Semi-Annual Shareholder Report	2/28/2025	SFPIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$160	3.00% (annualized)

Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SFPIX

27

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2025	SQBAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$95	1.90% (annualized)

Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SQBAX

28

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2025	SQBCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$129	2.58% (annualized)

Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SQBCX

29

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2025	SIBPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$75	1.50% (annualized)

Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SIBPX

30

SARATOGA MUNICIPAL BOND FUND
Semi-Annual Shareholder Report	2/28/2025	SMBAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$115	2.30% (annualized)

Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMBAX

31

Saratoga MUNICIPAL BOND Fund
Semi-Annual Shareholder Report	2/28/2025	SMBCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$145	2.90% (annualized)

Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMBCX

32

Saratoga MUNICIPAL BOND Fund
Semi-Annual Shareholder Report	2/28/2025	SMBPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$95	1.90% (annualized)

Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMBPX

33

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2025	SGAXX	Class A

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$99	1.96% (annualized)

Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SGAXX

34

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2025	SZCXX	Class C

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$135	2.68% (annualized)

Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SZCXX

35

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2025	SGMXX	Class I

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$77	1.53% (annualized)

Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SGMXX

36

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SABAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 4.89%
Alternative Funds 8.90%
Fixed Income Funds 11.78%
Equity Funds 74.43%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SABAX

37

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SABCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 4.89%
Alternative Funds 8.90%
Fixed Income Funds 11.78%
Equity Funds 74.43%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SABCX

38

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SABIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
4.89%
Alternative Funds
8.90%
Fixed Income
Funds
11.78%
Equity Funds
74.43%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SABIX

39

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SCAAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 9.10%
Alternative Funds 7.30%
Equity Funds 39.00%
Fixed Income Funds 44.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SCAAX

40

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SUMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 9.10%
Alternative Funds 7.30%
Equity Funds 39.00%
Fixed Income Funds 44.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SUMCX

41

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	LUNAX	Class I

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
9.10%
Alternative Funds
7.30%
Equity Funds
39.00%
Fixed Income
Funds
44.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-LUNAX

42

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SMPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.10%
Alternative Funds
7.20%
Fixed Income
Funds
24.80%
Equity Funds
60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMPAX

43

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SBMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.10%
Alternative Funds
7.20%
Fixed Income
Funds
24.80%
Equity Funds
60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SBMCX

44

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SBMIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.10%
Alternative Funds
7.20%
Fixed Income
Funds
24.80%
Equity Funds
60.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SBMIX

45

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2025	SAMAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
6.31%
Alternative Funds
8.31%
Fixed Income
Funds
20.42%
Equity Funds
64.96%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SAMAX

46

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2025	SAMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
6.31%
Alternative Funds
8.31%
Fixed Income
Funds
20.42%
Equity Funds
64.96%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SAMCX

47

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2025	SAMIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
6.31%
Alternative Funds
8.31%
Fixed Income
Funds
20.42%
Equity Funds
64.96%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SAMIX

48

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SMACX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.30%
Alternative Funds
7.30%
Fixed Income
Funds
28.80%
Equity Funds
55.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMACX

49

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SBCCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.30%
Alternative Funds
7.30%
Fixed Income
Funds
28.80%
Equity Funds
55.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SBCCX

50

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2025	SMICX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 8.30%
Alternative Funds 7.30%
Fixed Income Funds 28.80%
Equity Funds 55.60%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022825-SMICX

51

(b)	Not Applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6.	Investments.

The Registrant’s schedules of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A, C, and I Shares

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

As Of February 28, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 40
Statements of Operations	Page 44
Statements of Changes in Net Assets	Page 48
Notes to Financials	Page 54
Financial Highlights	Page 75
Additional Information	Page 102

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Jonathan W. Ventimiglia	President & COO, Treasurer & CFO, Assistant Secretary
Stephen Ventimiglia	Vice President & Secretary
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC 12725 W. Indian School Road, Suite E-101 Avondale, Arizona 85392	Northern Lights Distributors, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	BNY Mellon Corp. 225 Liberty Street New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BANKING - 3.5%
2,526	JPMorgan Chase & Company	$668,506

	COMMERCIAL SUPPORT SERVICES - 5.4%
4,827	Clean Harbors, Inc.(a)	1,030,806

	CONSTRUCTION MATERIALS - 5.3%
2,095	Martin Marietta Materials, Inc.	1,012,178

	CONTAINERS & PACKAGING - 2.5%
5,356	Crown Holdings, Inc.	480,058

	ELECTRICAL EQUIPMENT - 17.1%
6,511	AMETEK, Inc.	1,232,532
13,687	Amphenol Corporation, Class A	911,554
29,194	API Group Corporation(a)	1,146,448
		3,290,534
	ENGINEERING & CONSTRUCTION - 2.5%
1,839	Quanta Services, Inc.	477,460

	HEALTH CARE REIT - 5.4%
6,833	Welltower, Inc.	1,048,934

	INFRASTRUCTURE REIT - 5.0%
4,424	SBA Communications Corporation, Class A	963,990

	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
6,705	Intercontinental Exchange, Inc.	1,161,507

	INSURANCE - 8.3%
2,549	Aon PLC, Class A	1,042,847

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 8.3% (Continued)
9,980	Equitable Holdings, Inc.	$549,099
		1,591,946
	MEDICAL EQUIPMENT & DEVICES - 4.9%
4,560	Danaher Corporation	947,386

	OIL & GAS PRODUCERS - 4.4%
14,627	Williams Companies, Inc. (The)	850,999

	PUBLISHING & BROADCASTING - 4.4%
8,862	Liberty Media Corp-Liberty Formula One, Class C(a)	854,563

	REAL ESTATE SERVICES - 4.4%
5,972	CBRE Group, Inc., Class A(a)	847,666

	SPECIALTY FINANCE - 8.8%
2,896	Capital One Financial Corporation	580,793
20,525	SLM Corporation	619,649
5,749	Walker & Dunlop, Inc.	492,517
		1,692,959
	TECHNOLOGY HARDWARE - 3.4%
4,196	Jabil, Inc.	650,044

	TRANSPORTATION & LOGISTICS - 6.5%
16,045	Canadian Pacific Kansas City Ltd.	1,250,226

	TOTAL COMMON STOCKS (Cost $16,832,027)	18,819,762

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
693,583	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $693,583)(b)	$693,583

	TOTAL INVESTMENTS - 101.4% (Cost $17,525,610)	$19,513,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(272,752)
	NET ASSETS - 100.0%	$19,240,593

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ADVERTISING & MARKETING - 1.0%
5,310	Trade Desk, Inc. (The), Class A(a)	$373,399

	APPAREL & TEXTILE PRODUCTS - 0.7%
1,750	Deckers Outdoor Corporation(a)	243,880

	ASSET MANAGEMENT - 4.0%
1,270	Ameriprise Financial, Inc.	682,371
9,240	Charles Schwab Corporation (The)	734,857
		1,417,228
	AUTOMOTIVE - 2.1%
2,600	Tesla, Inc.(a)	761,748

	BIOTECH & PHARMA - 2.5%
830	Alnylam Pharmaceuticals, Inc.(a)	204,803
745	Eli Lilly & Company	685,869
		890,672
	E-COMMERCE DISCRETIONARY - 4.1%
6,825	Amazon.com, Inc.(a)	1,448,811

	ELECTRICAL EQUIPMENT - 1.8%
1,770	Trane Technologies PLC	626,049

	ENGINEERING & CONSTRUCTION - 1.0%
900	EMCOR Group, Inc.	368,019

	ENTERTAINMENT CONTENT - 3.0%
1,007	AppLovin Corporation, Class A(a)	328,020
11,500	ROBLOX Corporation, Class A(a)	731,860
		1,059,880
	FOOD - 0.5%
3,600	Pilgrim’s Pride Corporation(a)	195,804

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.7%
4,070	DaVita, Inc.(a)	$601,872

	HOUSEHOLD PRODUCTS - 1.1%
1,240	Clorox Company (The)	193,924
1,410	Kimberly-Clark Corporation	200,234
		394,158
	INSURANCE - 2.8%
3,590	Progressive Corporation (The)	1,012,380

	INTERNET MEDIA & SERVICES - 14.9%
3,940	Alphabet, Inc., Class A	670,903
3,905	Alphabet, Inc., Class C	672,519
188	Booking Holdings, Inc.	943,010
1,100	DoorDash, Inc., Class A(a)	218,284
2,430	Meta Platforms, Inc., Class A	1,623,726
450	Netflix, Inc.(a)	441,252
2,480	Roku, Inc.(a)	207,105
6,970	Uber Technologies, Inc.(a)	529,790
		5,306,589
	LEISURE FACILITIES & SERVICES - 2.2%
3,210	Royal Caribbean Cruises Ltd.	789,981

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,920	ResMed, Inc.	681,878

	RETAIL - CONSUMER STAPLES - 2.1%
700	Costco Wholesale Corporation	734,027

	RETAIL - DISCRETIONARY - 1.2%
1,880	Carvana Company(a)	438,228

	SEMICONDUCTORS - 12.7%
1,715	Advanced Micro Devices, Inc.(a)	171,260
1,374	Applied Materials, Inc.	217,188

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	SEMICONDUCTORS - 12.7% (Continued)
4,910	Broadcom, Inc.	$979,201
22,095	NVIDIA Corporation	2,760,108
2,555	QUALCOMM, Inc.	401,569
		4,529,326
	SOFTWARE - 23.2%
9,500	Doximity, Inc., Class A(a)	669,750
24,280	Dropbox, Inc., Class A(a)	630,794
8,390	Fortinet, Inc.(a)	906,204
10,860	Gitlab, Inc., Class A(a)	653,881
1,160	Guidewire Software, Inc.(a)	233,531
5,661	Microsoft Corporation	2,247,359
9,450	Nutanix, Inc., Class A(a)	726,611
7,340	Okta, Inc.(a)	664,197
340	Salesforce, Inc.	101,269
1,070	Snowflake, Inc., Class A(a)	189,497
5,260	Twilio, Inc., Class A(a)	630,832
51,630	UiPath, Inc., Class A(a)	635,049
		8,288,974
	TECHNOLOGY HARDWARE - 10.3%
10,057	Apple, Inc.	2,432,184
7,940	Arista Networks, Inc.(a)	738,817
5,050	NetApp, Inc.	504,041
		3,675,042
	TECHNOLOGY SERVICES - 1.5%
740	Moody’s Corporation	372,916
560	Morningstar, Inc.	175,683
		548,599

	TOTAL COMMON STOCKS (Cost $27,267,446)	34,386,544

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
1,372,006	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $1,372,006)(b)	$1,372,006

	TOTAL INVESTMENTS - 100.2% (Cost $28,639,452)	$35,758,550
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(65,307)
	NET ASSETS - 100.0%	$35,693,243

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2%
	AEROSPACE & DEFENSE - 1.7%
4,195	Embraer S.A. - ADR(a)	$199,892

	APPAREL & TEXTILE PRODUCTS - 1.0%
1,835	Skechers USA, Inc., Class A(a)	111,917

	ASSET MANAGEMENT - 2.5%
1,020	Ares Management Corporation, Class A	174,358
5,635	Blue Owl Capital, Inc.	121,322
		295,680
	BANKING - 3.1%
1,890	Comerica, Inc.	121,584
1,350	Western Alliance Bancorp	117,342
2,200	Zions Bancorporation	118,888
		357,814
	COMMERCIAL SUPPORT SERVICES - 3.0%
1,505	Republic Services, Inc.	356,715

	CONSTRUCTION MATERIALS - 2.9%
1,390	Vulcan Materials Company	343,761

	ELECTRIC UTILITIES - 10.9%
7,275	Alliant Energy Corporation	469,457
3,220	CMS Energy Corporation	235,221
3,395	Evergy, Inc.	233,949
740	Vistra Corporation	98,908
2,215	WEC Energy Group, Inc.	236,318
		1,273,853
	ELECTRICAL EQUIPMENT - 7.4%
870	AAON, Inc.	66,816
775	Allegion plc	99,750
850	AMETEK, Inc.	160,905
275	GE Vernova, LLC	92,175
480	Hubbell, Inc.	178,363
700	Rockwell Automation, Inc.	201,006

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	ELECTRICAL EQUIPMENT - 7.4% (Continued)
640	Veritiv Holdings Company	$60,909
		859,924
	HOME CONSTRUCTION - 1.8%
1,880	AZEK Company, Inc. (The)(a)	88,078
470	DR Horton, Inc.	59,601
525	Toll Brothers, Inc.	58,611
		206,290
	HOUSEHOLD PRODUCTS - 2.1%
2,160	Church & Dwight Company, Inc.	240,192

	INDUSTRIAL REIT - 4.5%
2,880	EastGroup Properties, Inc.	526,608

	INDUSTRIAL SUPPORT SERVICES - 1.4%
760	Herc Holdings, Inc.	109,044
415	SiteOne Landscape Supply, Inc.(a)	52,419
		161,463
	INSTITUTIONAL FINANCIAL SERVICES - 5.0%
2,305	Nasdaq, Inc.	190,808
2,890	Tradeweb Markets, Inc., Class A	391,219
		582,027
	INSURANCE - 9.2%
1,450	Allstate Corporation (The)	288,767
410	Arthur J Gallagher & Company	138,473
4,165	Kemper Corporation	281,471
1,850	Reinsurance Group of America, Inc.	374,976
		1,083,687
	LEISURE FACILITIES & SERVICES - 3.3%
2,455	Carnival Corporation(a)	58,748
550	Domino’s Pizza, Inc.	269,340
245	Royal Caribbean Cruises Ltd.	60,295
		388,383

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	LEISURE PRODUCTS - 1.3%
285	Axon Enterprise, Inc.(a)	$150,608

	MACHINERY - 5.4%
805	Crane Company	131,207
2,115	Flowserve Corporation	116,410
4,955	Helios Technologies, Inc.	195,474
945	Lincoln Electric Holdings, Inc.	195,322
		638,413
	MEDICAL EQUIPMENT & DEVICES - 0.9%
850	Agilent Technologies, Inc.	108,732

	OIL & GAS PRODUCERS - 4.0%
1,495	Diamondback Energy, Inc.	237,646
6,170	Range Resources Corporation	229,030
		466,676
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
7,105	TechnipFMC plc	209,171

	RETAIL - DISCRETIONARY - 4.4%
112	AutoZone, Inc.(a)	391,217
580	Dick’s Sporting Goods, Inc.	130,558
		521,775
	SELF-STORAGE REIT - 1.5%
1,125	Extra Space Storage, Inc.	171,630

	SEMICONDUCTORS - 0.9%
1,185	Marvell Technology, Inc.	108,807

	SOFTWARE - 4.3%
2,700	SS&C Technologies Holdings, Inc.	240,435
425	Tyler Technologies, Inc.(a)	258,583
		499,018
	TECHNOLOGY HARDWARE - 2.2%
390	Fabrinet(a)	78,020

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	TECHNOLOGY HARDWARE - 2.2% (Continued)
420	Motorola Solutions, Inc.	$184,892
		262,912
	TECHNOLOGY SERVICES - 5.6%
370	CACI International, Inc., Class A(a)	123,895
975	CDW Corporation	173,744
605	MSCI, Inc.	357,258
		654,897
	TRANSPORTATION & LOGISTICS - 1.0%
940	XPO, Inc.(a)	115,582

	TRANSPORTATION EQUIPMENT - 1.0%
635	Westinghouse Air Brake Technologies Corporation	117,704

	WHOLESALE - CONSUMER STAPLES - 2.1%
2,980	Performance Food Group Company(a)	253,718

	TOTAL COMMON STOCKS (Cost $9,230,218)	11,267,849

	SHORT-TERM INVESTMENT — 3.9%
	MONEY MARKET FUND - 3.9%
461,441	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $461,441)(b)	461,441

	TOTAL INVESTMENTS - 100.1% (Cost $9,691,659)	$11,729,290
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(13,516)
	NET ASSETS - 100.0%	$11,715,774

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4%
	AEROSPACE & DEFENSE - 1.4%
2,807	Archer Aviation, Inc., Class A(a)	$24,926
1,871	Leonardo DRS, Inc.(a)	56,972
854	Virgin Galactic Holdings, Inc.(a),(b)	3,245
		85,143
	AUTOMOTIVE - 0.3%
1,770	Methode Electronics, Inc.	19,293

	BANKING - 13.0%
3,010	Bank of Marin Bancorp	73,384
6,448	California BanCorporation(a)	103,105
3,580	ChoiceOne Financial Services, Inc.	113,809
610	City Holding Company	72,584
5,533	Colony Bankcorp, Inc.	93,342
976	Guaranty Bancshares, Inc.	39,479
3,316	Heritage Financial Corporation	83,795
1,078	Northrim BanCorp, Inc.	88,719
1,688	Origin Bancorp, Inc.	65,359
1,953	Washington Trust Bancorp, Inc.	62,730
		796,306
	BIOTECH & PHARMA - 5.6%
6,082	ADMA Biologics, Inc.(a)	99,685
16,598	Allogene Therapeutics, Inc.(a),(b)	32,366
3,071	Arvinas, Inc.(a)	54,357
997	Janux Therapeutics, Inc.(a)	32,791
3,621	Rigel Pharmaceuticals, Inc.(a)	83,500
386	TG Therapeutics, Inc.(a),(b)	11,615
366	Vaxcyte, Inc.(a)	26,725
		341,039
	CHEMICALS - 2.7%
1,383	Ingevity Corporation(a)	65,914
7,099	Perimeter Solutions, Inc.(a)	75,107
3,051	Rayonier Advanced Materials, Inc.(a)	23,493
		164,514

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	CONSUMER SERVICES - 2.4%
2,909	Coursera, Inc.(a)	$23,039
895	Stride, Inc.(a)	122,436
		145,475
	ELECTRICAL EQUIPMENT - 4.7%
2,726	Allient, Inc.	67,823
509	Badger Meter, Inc.	107,058
163	Powell Industries, Inc.	27,663
407	Watts Water Technologies, Inc., Class A	87,334
		289,878
	ENGINEERING & CONSTRUCTION - 3.5%
203	Comfort Systems USA, Inc.	73,756
264	EMCOR Group, Inc.	107,952
285	Sterling Infrastructure, Inc.(a)	36,255
		217,963
	FOOD - 2.9%
590	Cal-Maine Foods, Inc.	53,330
488	Lancaster Colony Corporation	93,284
1,281	Phibro Animal Health Corporation, Class A	29,130
		175,744
	GAS & WATER UTILITIES - 1.6%
1,993	New Jersey Resources Corporation	96,421

	HEALTH CARE FACILITIES & SERVICES - 4.9%
488	Addus HomeCare Corporation(a)	46,736
854	HealthEquity, Inc.(a)	93,735
183	Medpace Holdings, Inc.(a)	59,900
1,241	US Physical Therapy, Inc.	100,545
		300,916
	HOME CONSTRUCTION - 1.6%
183	Cavco Industries, Inc.(a)	95,989

	HOUSEHOLD PRODUCTS - 2.2%
3,214	Central Garden & Pet Company, Class A(a)	101,177

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	HOUSEHOLD PRODUCTS - 2.2% (Continued)
1,058	Edgewell Personal Care Company	$33,295
		134,472
	INDUSTRIAL INTERMEDIATE PROD - 1.0%
2,136	Insteel Industries, Inc.	60,107

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
1,078	Moelis & Company, Class A	76,150

	INSURANCE - 2.9%
7,485	ProAssurance Corporation(a)	117,065
2,095	United Fire Group, Inc.	58,807
		175,872
	INTERNET MEDIA & SERVICES - 1.7%
1,668	EverQuote, Inc.(a)	44,836
1,831	HealthStream, Inc.	61,833
		106,669
	LEISURE FACILITIES & SERVICES - 3.7%
1,587	BJ’s Restaurants, Inc.(a)	60,512
346	Brinker International, Inc.(a)	57,031
895	Life Time Group Holdings, Inc.(a)	27,262
2,583	Madison Square Garden Entertainment Corporation(a)	89,191
		233,996
	LEISURE PRODUCTS - 0.3%
2,400	Peloton Interactive, Inc., Class A(a),(b)	18,072

	MEDICAL EQUIPMENT & DEVICES - 1.6%
692	Haemonetics Corporation(a),(b)	45,326
1,607	Veracyte, Inc.(a)	55,859
		101,185
	METALS & MINING - 2.8%
4,129	Coeur Mining, Inc.(a)	21,264
10,862	Energy Fuels Inc(a),(b)	44,751
5,228	Hecla Mining Company	26,820
1,953	Peabody Energy Corporation	26,932

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	METALS & MINING - 2.8% (Continued)
5,329	SSR Mining, Inc.(a)	$53,237
		173,004
	MORTGAGE FINANCE - 1.8%
7,668	Two Harbors Investment Corporation	108,732

	OIL & GAS PRODUCERS - 2.7%
244	Murphy USA, Inc.	114,494
1,546	SM Energy Company	50,570
		165,064
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
8,767	Claros Mortgage Trust, Inc.	20,427

	REAL ESTATE SERVICES - 1.8%
5,085	Newmark Group, Inc., Class A	74,597
5,105	Redfin Corporation(a),(b)	34,050
		108,647
	RENEWABLE ENERGY - 0.1%
1,058	Sunrun, Inc.(a),(b)	7,671

	RETAIL - CONSUMER STAPLES - 1.1%
468	Sprouts Farmers Market, Inc.(a)	69,451

	RETAIL - DISCRETIONARY - 2.3%
590	Abercrombie & Fitch Company, Class A(a)	60,764
1	Builders FirstSource, Inc.(a)	139
1,403	Urban Outfitters, Inc.(a)	81,641
		142,544
	RETAIL REIT - 1.9%
549	Alexander’s, Inc.	117,673

	SOFTWARE - 8.4%
244	Appfolio, Inc., Class A(a)	52,338
6,204	Fastly, Inc.(a)	42,249
8,482	Health Catalyst, Inc.(a)	39,611

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	SOFTWARE - 8.4% (Continued)
1,587	IonQ, Inc.(a),(b)	$38,993
9,601	Olo, Inc., Class A(a)	66,151
1,139	Omnicell, Inc.(a)	43,350
1,688	Phreesia, Inc.(a)	44,800
468	SPS Commerce, Inc.(a)	62,338
1,159	Upstart Holdings, Inc.(a)	77,271
3,600	Weave Communications, Inc.(a)	45,360
		512,461
	SPECIALTY FINANCE - 1.6%
3,051	Onity Group, Inc.(a)	98,608

	SPECIALTY REIT - 1.3%
5,736	Postal Realty Trust, Inc., Class A	79,902

	STEEL - 1.7%
264	Carpenter Technology Corporation	54,666
1,098	Northwest Pipe Company(a)	48,389
		103,055
	TECHNOLOGY HARDWARE - 2.5%
773	Credo Technology Group Holding Ltd.(a)	42,654
285	Fabrinet(a)	57,014
264	InterDigital, Inc.	56,401
		156,069
	TECHNOLOGY SERVICES - 3.7%
1,342	EVERTEC, Inc.	50,110
712	ICF International, Inc.	56,433
1,932	LiveRamp Holdings, Inc.(a)	57,728
3,539	Riot Blockchain, Inc.(a),(b)	32,842
7,506	Unisys Corporation(a)	32,351
		229,464
	TRANSPORTATION & LOGISTICS - 1.8%
488	Forward Air Corporation(a)	10,965
854	Golar LNG Ltd.	32,742

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8% (Continued)
447	Matson, Inc.	$64,400
		108,107
	TRANSPORTATION EQUIPMENT - 0.9%
997	Greenbrier Companies, Inc. (The)	56,030

	WHOLESALE - DISCRETIONARY - 0.5%
1,058	G-III Apparel Group Ltd.(a)	28,640

	TOTAL COMMON STOCKS (Cost $5,634,058)	5,920,753

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.5%
	REPURCHASE AGREEMENT - 3.5%
214,198	With BOFA Securities at 5.31%, dated 2/28/25, to be repurchased on 3/3/25, total to be received $218,482 (Collateralized by various US Government agency obligations, due 5/31/2029 - 11/15/2049, 0.000% - 4.500% totaling $216,455)	214,198

	TOTAL REPURCHASE AGREEMENT (Cost $214,198)	214,198

	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
222,402	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $222,402)(c)	222,402

	TOTAL INVESTMENTS - 103.5% (Cost $6,070,658)	$6,357,353
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(216,008)
	NET ASSETS - 100.0%	$6,141,345

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $260,644. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $58,956 on February 28, 2025.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0%
	Australia - 1.8%
820	Rio Tinto Ltd.(a)	$57,800

	Canada - 5.2%
1,080	Canadian Imperial Bank of Commerce	65,426
9,960	Kinross Gold Corporation	106,772
		172,198
	Cayman Islands - 5.6%
29,000	Haidilao International Holding Ltd.(a)	62,130
18,000	Xiaomi Corp 144A(a),(b),(c)	120,502
		182,632
	China - 2.9%
2,000	BYD Company Ltd., H Shares(a)	95,842

	Denmark - 1.8%
650	Novo Nordisk A/S(a)	58,973

	France - 6.9%
2,330	Bureau Veritas S.A.(a)	70,056
970	Compagnie de Saint-Gobain(a)	97,050
520	Ipsen S.A.(a)	60,298
		227,404
	Germany - 5.6%
260	Allianz SE(a)	89,024
1,660	GEA Group AG(a)	96,271
		185,295
	India - 1.8%
4,540	Dr. Reddy’s Laboratories Ltd. - ADR	58,021

	Indonesia - 1.3%
201,500	Bank Rakyat Indonesia Persero Tbk PT	41,306

	Italy - 7.5%
2,760	Assicurazioni Generali SpA(a)	91,094
4,220	Eni SpA(a)	61,107

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Italy - 7.5% (Continued)
18,940	Intesa Sanpaolo SpA(a)	$93,315
		245,516
	Japan - 15.0%
2,600	Dai-ichi Life Holdings, Inc.(a)	77,106
2,053	Hoshizaki Corporation(a)	82,895
6,800	Mitsubishi Heavy Industries Ltd.(a)	91,328
3,200	Otsuka Corporation(a)	69,949
3,400	Sony Corporation(a)	85,069
3,500	Sumitomo Mitsui Financial Group, Inc.(a)	89,115
		495,462
	Korea (Republic of) - 2.0%
1,000	Kia Motors Corporation	64,068

	Mexico - 1.4%
17,070	Wal-Mart de Mexico S.A.B de C.V.	45,447

	Singapore - 3.0%
2,840	DBS Group Holdings Ltd.	96,995

	Spain - 6.0%
17,090	Banco Santander S.A.(a)	109,680
12,460	CaixaBank S.A.(a)	85,972
		195,652
	Switzerland - 5.2%
700	Novartis AG(a)	76,185
2,710	UBS Group AG(a)	93,914
		170,099
	Taiwan Province Of China - 7.3%
10,000	Quanta Computer, Inc.(a)	76,082
460	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	83,044
5,000	Realtek Semiconductor Corporation(a)	83,523
		242,649

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Thailand - 2.1%
44,000	CP All Plc.(a)	$69,335

	United Kingdom - 11.6%
1,800	BP plc - ADR	59,616
1,030	Coca-Cola European Partners plc	88,848
19,040	J Sainsbury plc(a)	62,099
11,700	Rolls-Royce Holdings plc(a),(b)	110,470
1,080	Unilever plc(a)	61,203
		382,236
	United States - 3.0%
440	Check Point Software Technologies Ltd.(b)	96,914

	TOTAL COMMON STOCKS (Cost $2,358,367)	3,183,844

	EXCHANGE-TRADED FUND — 1.7%
	India - 1.7%
1,170	iShares MSCI India ETF(d)	56,277

	TOTAL EXCHANGE-TRADED FUND (Cost $66,662)	56,277

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.9%
	REPURCHASE AGREEMENT - 3.9%
126,650	With BOFA Securities at 4.36%, dated 2/28/25, to be repurchased on 3/3/25, total to be received $129,183 (Collateralized by various US Government agency obligations, due 5/31/2029 - 11/15/2049, 0.000% - 4.500% totaling $127,985)	126,650

	TOTAL REPURCHASE AGREEMENT (Cost $126,650)	126,650

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
27,775	Dreyfus Institutional Preferred Government Money, Institutional Class, 4.29% (Cost $27,775)(e)	$27,775

	TOTAL INVESTMENTS - 103.4% (Cost $2,579,454)	$3,394,546
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(112,501)
	NET ASSETS - 100.0%	$3,282,045

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is 120,502 or 3.7% of net assets.
(d)	All or a portion of the security is on loan. The total fair value of securities on loan as of February 28, 2025 was $176,289. Collateral received from the borrower not disclosed in the Schedule of Investments had a value of $73,810 on February 28, 2025.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5%
	BIOTECH & PHARMA - 40.9%
1,992	Amgen, Inc.	$613,655
12,368	Exelixis, Inc.(a)	478,518
3,068	Gilead Sciences, Inc.	350,703
3,132	Incyte Corporation(a)	230,202
3,241	Jazz Pharmaceuticals plc(a)	465,181
1,820	Johnson & Johnson	300,336
3,206	Merck & Company, Inc.	295,754
3,740	Novartis A.G. - ADR	407,847
670	Regeneron Pharmaceuticals, Inc.	468,156
1,400	United Therapeutics Corporation(a)	448,070
787	Vertex Pharmaceuticals, Inc.(a)	377,595
		4,436,017
	HEALTH CARE FACILITIES & SERVICES - 35.0%
3,429	Cardinal Health, Inc.	443,987
2,113	Cencora, Inc.	535,730
1,371	Cigna Group (The)	423,433
1,399	DaVita, Inc.(a)	206,884
908	Elevance Health, Inc.	360,367
1,499	Ensign Group, Inc. (The)	193,596
1,060	Labcorp Holdings, Inc.	266,102
950	McKesson Corporation	608,247
790	Medpace Holdings, Inc.(a)	258,583
973	Molina Healthcare, Inc.(a)	292,990
2,112	National HealthCare Corporation	196,775
		3,786,694
	MEDICAL EQUIPMENT & DEVICES - 20.6%
752	Bio-Rad Laboratories, Inc., Class A(a)	199,400
1,198	Inspire Medical Systems, Inc.(a)	222,337
775	Intuitive Surgical, Inc.(a)	444,191
3,126	Medtronic PLC	287,655
3,172	Revvity, Inc.	355,740
825	Stryker Corporation	318,607

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.6% (Continued)
768	Thermo Fisher Scientific, Inc.	$406,241
		2,234,171

	TOTAL COMMON STOCKS (Cost $6,912,635)	10,456,882

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
60,720	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $60,720)(b)	60,720

	TOTAL INVESTMENTS - 97.1% (Cost $6,973,355)	$10,517,602
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	316,039
	NET ASSETS - 100.0%	$10,833,641

ADR	- American Depositary Receipt
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	E-COMMERCE DISCRETIONARY - 9.9%
16,000	Amazon.com, Inc.(a)	$3,396,480
11,074	eBay, Inc.	716,931
		4,113,411
	INDUSTRIAL SUPPORT SERVICES - 1.8%
3,000	Applied Industrial Technologies, Inc.	751,740

	INTERNET MEDIA & SERVICES - 12.6%
1,000	Alphabet, Inc., Class A	170,280
15,420	Alphabet, Inc., Class C	2,655,632
3,548	Meta Platforms, Inc., Class A	2,370,774
		5,196,686
	SEMICONDUCTORS - 18.6%
6,500	Broadcom, Inc.	1,296,295
2,784	KLA Corporation	1,973,411
18,274	Kulicke & Soffa Industries, Inc.	699,346
15,910	NVIDIA Corporation	1,987,477
11,000	QUALCOMM, Inc.	1,728,870
		7,685,399
	SOFTWARE - 26.5%
11,000	Akamai Technologies, Inc.(a)	887,480
2,100	Crowdstrike Holdings, Inc., CLASS A(a)	818,286
7,242	Microsoft Corporation	2,875,001
13,914	Oracle Corporation	2,310,558
6,620	Salesforce, Inc.	1,971,767
3,200	Synopsys, Inc.(a)	1,463,296
2,925	Veeva Systems, Inc., Class A(a)	655,610
		10,981,998
	TECHNOLOGY HARDWARE - 9.5%
6,768	Apple, Inc.	1,636,773
35,477	Cisco Systems, Inc.	2,274,431
		3,911,204
	TECHNOLOGY SERVICES - 20.4%
17,805	Amdocs Ltd.	1,553,486
5,663	Cognizant Technology Solutions Corporation, Class A	471,898

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 20.4% (Continued)
8,412	Global Payments, Inc.	$885,615
4,795	Jack Henry & Associates, Inc.	832,364
3,236	Mastercard, Inc., Class A	1,864,939
7,750	Visa, Inc., Class A	2,811,003
		8,419,305

	TOTAL COMMON STOCKS (Cost $10,846,566)	41,059,743

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
373,445	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $373,445)(b)	373,445

	TOTAL INVESTMENTS - 100.2% (Cost $11,220,011)	$41,433,188
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(78,230)
	NET ASSETS - 100.0%	$41,354,958

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	CHEMICALS - 19.0%
50	Air Products and Chemicals, Inc.	$15,808
2,013	BASF S.E. - ADR	25,485
126	Celanese Corporation	6,418
637	Dow, Inc.	24,276
284	Eastman Chemical Company	27,789
777	Huntsman Corporation	13,155
89	Linde plc	41,567
283	LyondellBasell Industries N.V., A	21,743
928	Mosaic Company (The)	22,198
186	PPG Industries, Inc.	21,059
		219,498
	CONSTRUCTION MATERIALS - 1.3%
68	Eagle Materials, Inc.	15,382

	CONTAINERS & PACKAGING - 2.5%
509	International Paper Company	28,682

	ENGINEERING & CONSTRUCTION - 0.5%
172	Technip Energies N.V. - ADR	5,325

	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
90	Magnera Corporation(a)	1,855

	METALS & MINING - 14.7%
518	Anglo American plc - ADR	7,599
7,294	B2Gold Corporation	19,402
497	BHP Group Ltd. - ADR	24,095
2,945	Glencore plc - ADR	23,354
2,772	Kinross Gold Corporation	29,716
702	Rio Tinto plc - ADR	42,512
2,477	Vale S.A. - ADR	23,358
		170,036
	OIL & GAS PRODUCERS - 54.7%
423	BP PLC - ADR	14,010

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	OIL & GAS PRODUCERS - 54.7% (Continued)
359	Canadian Natural Resources Ltd.	$10,149
555	Chevron Corporation	88,035
354	Civitas Resources, Inc.	13,572
289	ConocoPhillips	28,654
171	Diamondback Energy, Inc.	27,182
1,549	Ecopetrol S.A. - ADR	15,304
1,164	Eni SpA - ADR	33,721
314	EOG Resources, Inc.	39,859
190	Expand Energy Corporation	18,787
795	Exxon Mobil Corporation	88,508
1,390	Kinder Morgan, Inc.	37,669
125	Marathon Petroleum Corporation	18,773
375	ONEOK, Inc.	37,646
596	Ovintiv, Inc.	25,902
537	PBF Energy, Inc., Class A	11,508
3,149	Petroleo Brasileiro S.A. - ADR	42,039
343	Shell PLC - ADR	23,139
960	Suncor Energy, Inc.	36,749
247	TotalEnergies S.E. - ADR	14,877
161	Woodside Energy Group Ltd. - ADR	2,471
		628,554
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
735	Halliburton Company	19,382

	STEEL - 3.1%
147	Nucor Corporation	20,208
315	POSCO - ADR	14,566
		34,774

	TOTAL COMMON STOCKS (Cost $899,546)	1,123,488

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
27,178	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $27,178)(b)	$27,178

	TOTAL INVESTMENTS - 100.1% (Cost $926,724)	$1,150,666
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,611)
	NET ASSETS - 100.0%	$1,149,055

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3%
	ASSET MANAGEMENT - 11.0%
87	Ameriprise Financial, Inc.	$46,745
216	Apollo Global Management, Inc.	32,242
14	Blackrock, Inc.	13,689
55	Blackstone, Inc.	8,864
90	Charles Schwab Corporation (The)	7,158
32	F&G Annuities & Life, Inc.	1,363
620	Janus Henderson Group plc	26,164
302	Stifel Financial Corporation	32,069
		168,294
	BANKING - 19.2%
520	Bank OZK	24,965
432	Citigroup, Inc.	34,538
337	East West Bancorp, Inc.	31,823
247	JPMorgan Chase & Company	65,369
41	PNC Financial Services Group, Inc. (The)	7,869
573	Synovus Financial Corporation	29,727
742	US Bancorp	34,800
181	Webster Financial Corporation	10,194
697	Wells Fargo & Company	54,589
		293,874
	BANKS - 4.0%
1,336	Bank of America Corporation	61,590

	CONSUMER FINANCE - 1.9%
142	Capital One Financial Corporation	28,478

	INSTITUTIONAL FINANCIAL SERVICES - 12.3%
148	Cboe Global Markets, Inc.	31,198
187	CME Group, Inc.	47,455
30	Goldman Sachs Group, Inc. (The)	18,669
174	Interactive Brokers Group, Inc., Class A	35,566
49	Intercontinental Exchange, Inc.	8,488
101	Morgan Stanley	13,444

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 12.3% (Continued)
333	State Street Corporation	$33,044
		187,864
	INSURANCE - 26.1%
464	Aflac, Inc.	50,794
187	American Financial Group, Inc.	23,614
18	Aon PLC, Class A	7,364
125	Axis Capital Holdings LTD.	12,110
297	Berkshire Hathaway, Inc., Class B(a)	152,607
185	Chubb Ltd.	52,814
37	Everest Re Group Ltd.	13,069
114	Marsh & McLennan Companies, Inc.	27,114
69	Progressive Corporation (The)	19,458
310	Voya Financial, Inc.	22,401
275	W R Berkley Corporation	17,347
		398,692
	SPECIALTY FINANCE - 5.9%
94	American Express Company	28,290
62	Discover Financial Services	12,102
632	MGIC Investment Corporation	15,554
566	Synchrony Financial	34,344
		90,290
	TECHNOLOGY SERVICES - 15.9%
264	Block, Inc.(a)	17,239
45	Fiserv, Inc.(a)	10,606
113	Mastercard, Inc., Class A	65,123
17	Moody’s Corporation	8,567
184	PayPal Holdings, Inc.(a)	13,073
33	S&P Global, Inc.	17,613
662	Toast, Inc., Class A(a)	25,553
183	Visa, Inc., Class A	66,376
850	Western Union Company (The)	9,206

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	TECHNOLOGY SERVICES - 15.9% (Continued)
68	WEX, Inc.(a)	$10,683
		244,039

	TOTAL COMMON STOCKS (Cost $717,933)	1,473,121

	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
57,051	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $57,051)(b)	57,051

	TOTAL INVESTMENTS - 100.0% (Cost $774,984)	$1,530,172
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(120)
	NET ASSETS - 100.0%	$1,530,052

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 97.1%
	FIXED INCOME - 97.1%
655,020	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$6,779,460
322,662	Vanguard Short-Term Bond Index Fund, Admiral Class	3,297,604
		10,077,064

	TOTAL OPEN END FUNDS (Cost $9,999,233)	10,077,064

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
320,121	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $320,121)(a)	320,121

	TOTAL INVESTMENTS - 100.2% (Cost $10,319,354)	$10,397,185
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(16,050)
	NET ASSETS - 100.0%	$10,381,135

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 97.8%
	FIXED INCOME - 97.8%
37,408	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$512,484
1,846	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	29,201
		541,685

	TOTAL OPEN END FUNDS (Cost $541,295)	541,685

	SHORT-TERM INVESTMENT — 4.9%
	MONEY MARKET FUND - 4.9%
27,390	BNY Cash Reserve, 4.33% (Cost $27,390)(a)	27,390

	TOTAL INVESTMENTS - 102.7% (Cost $568,685)	$569,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(14,771)
	NET ASSETS - 100.0%	$554,304

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 100.0%
	MONEY MARKET FUNDS - 100.0%
1,120,505	BlackRock Liquidity FedFund, Institutional Class, 4.25%(a)	$1,120,505
1,120,505	Dreyfus Government Cash Management, Class I, 4.23%(a)	1,120,505
1,120,504	Federated Hermes Government Obligations Fund, Institutional Class, 4.21%(a)	1,120,504
1,120,504	JPMorgan US Government Money Market Fund, Capital Class, 4.26%(a)	1,120,504

	TOTAL MONEY MARKET FUNDS (Cost $4,482,018)	4,482,018

	TOTAL INVESTMENTS - 100.0% (Cost $4,482,018)	$4,482,018
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(1,489)
	NET ASSETS - 100.0%	$4,480,529

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.
(b)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 95.3%
	ALTERNATIVE - 8.9%
15,418	Eaton Vance Global Macro Absolute Return Fund, Class I	$131,362

	EQUITY - 74.6%
2,968	Saratoga Energy & Basic Materials Portfolio, Class I(a)	39,003
2,174	Saratoga Health & Biotechnology Portfolio, Class I(a)	51,749
9,693	Saratoga Large Capitalization Growth Portfolio, Class I(a)	279,172
8,981	Saratoga Large Capitalization Value Portfolio, Class I(a)	240,340
11,883	Saratoga Mid Capitalization Portfolio, Class I(a)	160,414
18,192	Saratoga Small Capitalization Portfolio, Class I(a)	119,883
2,176	Saratoga Technology & Communications Portfolio, Class I(a)	56,557
866	Vanguard Financials Index Fund, Admiral Class	54,722
2,811	Vanguard Total International Stock Index Fund, Admiral Class	93,741
		1,095,581
	FIXED INCOME - 11.8%
13,127	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	135,869
3,591	Vanguard Short-Term Bond Index Fund, Admiral Class	36,701
		172,570

	TOTAL OPEN END FUNDS (Cost $1,308,169)	1,399,513

	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS - 4.9%
71,805	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $71,805)(b)	71,805

	TOTAL INVESTMENTS - 100.2% (Cost $1,379,974)	$1,471,318
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(2,877)
	NET ASSETS - 100.0%	$1,468,441

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 90.9%
	ALTERNATIVE - 7.3%
26,564	Eaton Vance Global Macro Absolute Return Fund, Class I	$226,328

	EQUITY - 39.0%
16,236	Saratoga Large Capitalization Growth Portfolio, Class I(a)	467,601
14,738	Saratoga Large Capitalization Value Portfolio(a)	394,395
19,734	Saratoga Mid Capitalization Portfolio, Class I(a)	266,404
8,343	Saratoga Small Capitalization Portfolio(a)	54,983
947	Vanguard Total International Stock Index Fund, Admiral Class	31,593
		1,214,976
	FIXED INCOME - 44.6%
105,818	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,095,213
28,614	Vanguard Short-Term Bond Index Fund, Admiral Class	292,438
		1,387,651

	TOTAL OPEN END FUNDS (Cost $2,750,668)	2,828,955

	SHORT-TERM INVESTMENTS — 9.1%
	MONEY MARKET FUNDS - 9.1%
283,311	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $283,311)(b)	283,311

	TOTAL INVESTMENTS - 100.0% (Cost $3,033,979)	$3,112,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(633)
	NET ASSETS - 100.0%	$3,111,633

(a)	Investment in affiliate
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.
(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 92.9%
	ALTERNATIVE - 7.2%
19,492	Eaton Vance Global Macro Absolute Return Fund, Class I	$166,068

	EQUITY - 60.9%
2,507	Saratoga Energy & Basic Materials Portfolio, Class I(a)	32,948
1,841	Saratoga Health & Biotechnology Portfolio, Class I(a)	43,824
14,956	Saratoga Large Capitalization Growth Portfolio, Class I(a)	430,743
14,374	Saratoga Large Capitalization Value Portfolio, Class I(a)	384,650
19,663	Saratoga Mid Capitalization Portfolio, Class I(a)	265,454
12,953	Saratoga Small Capitalization Portfolio, Class I(a)	85,361
2,062	Saratoga Technology & Communications Portfolio, Class I(a)	53,597
754	Vanguard Financials Index Fund, Admiral Class	47,692
1,652	Vanguard Total International Stock Index Fund, Admiral Class	55,091
		1,399,360
	FIXED INCOME - 24.8%
43,437	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	449,571
11,899	Vanguard Short-Term Bond Index Fund, Admiral Class	121,612
		571,183

	TOTAL OPEN END FUNDS (Cost $2,004,169)	2,136,611

	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
164,138	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $164,138)(b)	164,138

	TOTAL INVESTMENTS - 100.0% (Cost $2,168,307)	$2,300,749
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(675)
	NET ASSETS - 100.0%	$2,300,074

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.
(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 93.6%
	ALTERNATIVE - 8.3%
11,353	Eaton Vance Global Macro Absolute Return Fund, Class I	$96,731

	EQUITY - 64.9%
1,949	Saratoga Energy & Basic Materials Portfolio, Class I(a)	25,604
1,243	Saratoga Health & Biotechnology Portfolio, Class I(a)	29,581
7,114	Saratoga Large Capitalization Growth Portfolio, Class I(a)	204,897
6,914	Saratoga Large Capitalization Value Portfolio, Class I(a)	185,027
10,093	Saratoga Mid Capitalization Portfolio, Class I(a)	136,250
10,323	Saratoga Small Capitalization Portfolio, Class I(a)	68,031
1,245	Saratoga Technology & Communications Portfolio, Class I(a)	32,368
440	Vanguard Financials Index Fund, Admiral Class	27,825
1,412	Vanguard Total International Stock Index Fund, Admiral Class	47,084
		756,667
	FIXED INCOME - 20.4%
18,120	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	187,538
4,965	Vanguard Short-Term Bond Index Fund, Admiral Class	50,739
		238,277

	TOTAL OPEN END FUNDS (Cost $1,019,879)	1,091,675

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
73,566	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $73,566)(b)	73,566

	TOTAL INVESTMENTS - 99.9% (Cost $1,093,445)	$1,165,241
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	732
	NET ASSETS - 100.0%	$1,165,973

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	OPEN END FUNDS — 91.6%
	ALTERNATIVE - 7.3%
7,400	Eaton Vance Global Macro Absolute Return Fund, Class I	$63,046

	EQUITY - 55.5%
5,534	Saratoga Large Capitalization Growth Portfolio, Class I(a)	159,379
5,201	Saratoga Large Capitalization Value Portfolio, Class I(a)	139,187
7,767	Saratoga Mid Capitalization Portfolio, Class I(a)	104,855
6,959	Saratoga Small Capitalization Portfolio, Class I(a)	45,861
930	Vanguard Total International Stock Index Fund, Admiral Class	31,005
		480,287
	FIXED INCOME - 28.8%
18,688	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	193,424
5,450	Vanguard Short-Term Bond Index Fund, Admiral Class	55,698
		249,122

	TOTAL OPEN END FUNDS (Cost $761,022)	792,455

	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
72,053	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29% (Cost $72,053)(b)	72,053

	TOTAL INVESTMENTS - 99.9% (Cost $833,075)	$864,508
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	880
	NET ASSETS - 100.0%	$865,388

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Assets:
Investments, at cost (including collateral on loaned securities) (See Note 2)	$17,525,610	$28,639,452	$9,691,659	$6,070,658	$2,579,454
Investments in securities, at value (including collateral on loaned securities) (See Note 2) (a)	$19,513,345	$35,758,550	$11,729,290	$6,357,353	$3,394,546
Receivable for securities sold	106,897	-	-	1,111,311	-
Receivable for fund shares sold	477	1,375	334	188	127
Interest and dividends receivable	11,183	11,055	6,080	3,081	10,217
Prepaid expenses and other assets	-	-	33,101	1,448	12,138
Total Assets	19,631,902	35,770,980	11,768,805	7,473,381	3,417,028

Liabilities:
Securities lending collateral (See Note 2)	-	-	-	214,198	126,650
Due to Custodian	-	-	-	-	631
Payable for securities purchased	294,788	-	40,373	1,102,449	-
Payable for fund shares redeemed	5,403	6,610	3,840	786	141
Payable to manager	11,558	19,011	7,097	3,270	2,498
Administration fees payable	27,202	21,036	-	2,182	-
Custody fees payable	1,202	-	-	6,848	-
Compliance officer fees payable	10,633	2,537	-	1,109	-
Payable for distribution (12b-1) fees	162	1,518	585	7	56
Accrued expenses and other liabilities	40,361	27,025	1,136	1,187	5,007
Total Liabilities	391,309	77,737	53,031	1,332,036	134,983

Net Assets	$19,240,593	$35,693,243	$11,715,774	$6,141,345	$3,282,045

Net Assets:
Par value of shares of beneficial interest	$7,217	$13,937	$8,982	$9,585	$2,697
Paid in capital	16,523,119	27,650,244	8,356,021	5,469,485	4,970,073
Accumulated earnings/(deficits)	2,710,257	8,029,062	3,350,771	662,275	(1,690,725)
Net Assets	$19,240,593	$35,693,243	$11,715,774	$6,141,345	$3,282,045

Net Asset Value Per Share
Class I
Net Assets	$18,793,404	$32,159,866	$10,028,619	$6,066,675	$3,235,130
Shares of beneficial interest outstanding	702,330	1,116,742	742,987	920,713	265,758
Net asset value, redemption price and offering price per share	$26.76	$28.80	$13.50	$6.59	$12.17

Class A
Net Assets	$396,318	$2,734,816	$1,600,976	$65,676	$40,526
Shares of beneficial interest outstanding	16,387	121,413	143,797	11,880	3,310
Net asset value, redemption price per share	$24.19	$22.52	$11.13	$5.53	$12.24
Offering price per share (maximum sales charge of 5.75%)	$25.67	$23.89	$11.81	$5.87	$12.99

Class C
Net Assets	$50,871	$798,561	$86,179	$8,994	$6,389
Shares of beneficial interest outstanding	3,018	155,523	11,440	25,930	588
Net asset value, offering price per share (b)	$16.86	$5.13	$7.53	$0.35	$10.87

(a)	Includes securities loaned of:	$-	$-	$-	$308,064	$137,460
(b)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio		Investment Quality Bond Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities) (See Note 2)	$6,973,355	$11,220,011	$926,724	$774,984		$10,319,354
Investments in securities, at value (including collateral on loaned securities) (See Note 2)	$10,517,602	$41,433,188	$1,150,666	$1,530,172		$10,397,185
Cash	-	181	-	-		-
Receivable for securities sold	333,733	-	-	-		-
Receivable for fund shares sold	-	717	-	-		-
Interest and dividends receivable	10,004	17,518	5,042	1,466		778
Receivable from manager	-	-	122	-		-
Prepaid expenses and other assets	1,993	9,432	6	2,063		11,052
Total Assets	10,863,332	41,461,036	1,155,836	1,533,701		10,409,015

Liabilities:
Payable for fund shares redeemed	8,069	23,154	40	49		6,861
Payable to manager	10,455	40,799	-	508		6,386
Custody fees payable	1,092	3,011	893	847		1,973
Trustee fees payable	-	-	171	467		123
Payable for distribution (12b-1) fees	1,990	6,546	15	20		7,991
Accrued expenses and other liabilities	8,085	32,568	5,662	1,758		4,546
Total Liabilities	29,691	106,078	6,781	3,649		27,880

Net Assets	$10,833,641	$41,354,958	$1,149,055	$1,530,052		$10,381,135

Net Assets:
Par value of shares of beneficial interest	$5,095	$18,376	$883	$1,238		$11,052
Paid in capital	6,846,790	8,938,679	1,876,586	815,055		10,489,968
Accumulated earnings/(deficits)	3,981,756	32,397,903	(728,414)	713,759		(119,885)
Net Assets	$10,833,641	$41,354,958	$1,149,055	$1,530,052		$10,381,135

Net Asset Value Per Share
Class I
Net Assets	$5,776,551	$24,319,776	$1,055,502	$1,485,889		$10,232,331
Shares of beneficial interest outstanding	242,794	935,831	80,356	119,705		1,089,199
Net asset value, redemption price and offering price per share	$23.79	$25.99	$13.14	$12.41		$9.39

Class A
Net Assets	$4,615,427	$15,161,840	$86,285	$44,139		$148,518
Shares of beneficial interest outstanding	233,436	738,064	7,238	4,083		15,981
Net asset value, redemption price per share	$19.77	$20.54	$11.92	$10.81		$9.29
Offering price per share (maximum sales charge of 5.75%)	$20.98	$21.79	$12.65	$11.47		$9.86

Class C
Net Assets	$441,663	$1,873,342	$7,268	$24		$286
Shares of beneficial interest outstanding	33,280	163,720	754	2		31
Net asset value, offering price per share (a)	$13.27	$11.44	$9.64	$9.75	(b)	$9.19	(b)

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$-	$-	$887,028	$1,116,243	$1,196,136
Investments in Unaffiliated securities, at cost	568,685	4,482,018	492,946	1,917,736	972,171
Total Investments, at cost	$568,685	$4,482,018	$1,379,974	$3,033,979	$2,168,307

Investments in Affiliates, at value	$-	$-	$947,118	$1,183,383	$1,296,576
Investments in Unaffiliated securities, at value	569,075	4,482,018	524,200	1,928,883	1,004,173
Total Investments, at value	$569,075	$4,482,018	$1,471,318	$3,112,266	$2,300,749
Cash	7	-	-	-	-
Receivable for fund shares sold	340	2,300	-	-	625
Interest and dividends receivable	1,358	13,993	274	955	875
Receivable from manager	67	3	865	774	605
Prepaid expenses and other assets	5,432	149	2,234	7,387	5,585
Total Assets	576,279	4,498,463	1,474,691	3,121,382	2,308,439

Liabilities:
Payable for fund shares redeemed	1,049	9,903	-	-	2,000
Administration fees payable	5,079	1,675	5,021	8,043	4,862
Custody fees payable	261	552	400	398	458
Trustee fees payable	1,106	589	136	-	-
Compliance officer fees payable	1,791	2,016	457	353	392
Payable for distribution (12b-1) fees	8,205	116	194	561	616
Distributions payable	-	114	-	-	-
Accrued expenses and other liabilities	4,484	2,969	42	394	37
Total Liabilities	21,975	17,934	6,250	9,749	8,365

Net Assets	$554,304	$4,480,529	$1,468,441	$3,111,633	$2,300,074

Net Assets:
Par value of shares of beneficial interest	$627	$44,891	$1,239	$2,781	$1,925
Paid in capital	573,222	4,435,020	1,266,528	2,862,550	2,021,155
Accumulated earnings/(deficits)	(19,545)	618	200,674	246,302	276,994
Net Assets	$554,304	$4,480,529	$1,468,441	$3,111,633	$2,300,074

Net Asset Value Per Share
Class I
Net Assets	$516,335	$4,287,474	$1,107,805	$2,366,647	$1,489,976
Shares of beneficial interest outstanding	58,268	4,295,895	93,234	210,676	123,827
Net asset value, redemption price and offering price per share	$8.86	$1.00	$11.88	$11.23	$12.03

Class A
Net Assets	$17,758	$75,120	$149,453	$37,705	$23,806
Shares of beneficial interest outstanding	2,050	75,164	12,653	3,359	1,986
Net asset value, redemption price per share	$8.66	$1.00	$11.81	$11.22	$11.99
Offering price per share (maximum sales charge of 5.75%)	$9.19	$1.06	$12.53	$11.90	$12.72

Class C
Net Assets	$20,211	$117,935	$211,183	$707,281	$786,292
Shares of beneficial interest outstanding	2,351	118,019	18,001	64,026	66,663
Net asset value, offering price per share (a)	$8.60	$1.00	$11.73	$11.05	$11.79

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$629,350	$422,991
Investments in Unaffilated securities, at cost	464,095	410,084
Total Investments, at cost	$1,093,445	$833,075

Investments in Affiliates, at value	$681,758	$449,281
Investments in Unaffiated securities, at value	483,483	415,227
Total Investments, at value	$1,165,241	$864,508
Interest and dividends receivable	233	227
Receivable from manager	654	662
Prepaid expenses and other assets	4,580	6,071
Total Assets	1,170,708	871,468

Liabilities:
Administration fees payable	3,615	5,199
Custody fees payable	415	225
Trustee fees payable	176	225
Compliance officer fees payable	182	198
Payable for distribution (12b-1) fees	202	175
Accrued expenses and other liabilities	145	58
Total Liabilities	4,735	6,080

Net Assets	$1,165,973	$865,388

Net Assets:
Par value of shares of beneficial interest	$982	$791
Paid in capital	1,014,171	771,898
Accumulated earnings	150,820	92,699
Net Assets	$1,165,973	$865,388

Net Asset Value Per Share
Class I
Net Assets	$838,445	$639,990
Shares of beneficial interest outstanding	70,340	58,075
Net asset value, redemption price and offering price per share	$11.92	$11.02

Class A
Net Assets	$91,692	$15
Shares of beneficial interest outstanding	7,741	1
Net asset value, redemption price per share	$11.84	$11.02	(b)
Offering price per share (maximum sales charge of 5.75%)	$12.56	$11.69

Class C
Net Assets	$235,836	$225,383
Shares of beneficial interest outstanding	20,131	21,033
Net asset value, offering price per share (a)	$11.72	$10.72

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Investment Income:
Dividend income	$61,833	$107,123	$61,120	$47,877	$34,827
Interest income	27,396	14,421	5,193	4,241	536
Securities lending income - net	120	30	8	1,011	61
Less: Foreign withholding taxes	(272)	-	(171)	-	(4,786)
Total Investment Income	89,077	121,574	66,150	53,129	30,638

Operating Expenses:
Management fees	65,181	116,390	48,605	23,062	12,695
Distribution (12b-1) fees
Class A Shares	799	5,292	3,321	143	80
Class C Shares	324	3,971	438	48	30
Administration fees	83,227	136,695	40,086	29,782	24,600
Compliance officer fees	14,981	11,392	3,269	3,332	1,651
Professional fees	14,598	15,761	5,090	954	478
Printing and postage expense	3,148	3,660	2,688	605	1,692
Registration fees	11,465	14,909	2,592	4,988	1,955
Shareholder servicing fees	5,358	7,053	1,910	492	226
Custodian fees	3,372	7,888	3,654	11,057	7,323
Trustees’ fees	1,240	2,697	1,452	282	5
Insurance expense	1,026	1,962	143	9	-
Miscellaneous expenses	1,175	1,716	216	359	73
Total Operating Expenses	205,894	329,386	113,464	75,113	50,808
Less: Expenses waived and/or reimbursed	-	-	-	-	(1,630)
Net Operating Expenses	205,894	329,386	113,464	75,113	49,178

Net Investment (Loss)	(116,817)	(207,812)	(47,314)	(21,984)	(18,540)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	1,341,584	4,857,295	1,610,183	437,378	57,575
Net Realized Gain	1,341,584	4,857,295	1,610,183	437,378	57,575

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency translations	(467,143)	(468,597)	(923,789)	(844,140)	66,334

Net Realized and Unrealized Gain (Loss) on Investments	874,441	4,388,698	686,394	(406,762)	123,909

Net Increase (Decrease) in Net Assets Resulting From Operations	$757,624	$4,180,886	$639,080	$(428,746)	$105,369

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio	Investment Quality Bond Portfolio
Investment Income:
Dividend income	$51,271	$164,533	$22,246	$14,979	$195,658
Interest income	3,856	7,096	535	826	7,575
Securities lending income - net	17	64	-	-	-
Less: Foreign withholding taxes	-	-	(1,165)	-	-
Total Investment Income	55,144	171,693	21,616	15,805	203,233

Operating Expenses:
Management fees	72,531	267,781	7,970	9,707	29,664
Distribution (12b-1) fees
Class A Shares	9,676	31,478	188	115	296
Class C Shares	2,294	10,453	77	-	2
Administration fees	41,230	142,092	9,986	7,772	36,200
Compliance officer fees	6,625	9,054	74	4,898	1,039
Registration fees	4,545	12,351	2,310	1,358	2,127
Shareholder servicing fees	3,307	6,704	62	121	1,455
Printing and postage expense	3,298	9,198	2,114	1,081	2,319
Professional fees	3,231	36,370	1,035	1,363	3,620
Custodian fees	1,980	6,565	1,995	2,601	2,778
Trustees’ fees	1,500	239	62	185	223
Insurance expense	224	1,834	89	-	333
Miscellaneous expenses	892	983	547	266	1,038
Total Operating Expenses	151,333	535,102	26,509	29,467	81,094
Less: Expenses waived	-	-	(7,137)	(6,055)	-
Net Operating Expenses	151,333	535,102	19,372	23,412	81,094

Net Investment Income/(Loss)	(96,189)	(363,409)	2,244	(7,607)	122,139

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	694,988	3,027,826	38,367	30,246	(15,893)
Net realized gain/(loss)	694,988	3,027,826	38,367	30,246	(15,893)

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency transactions	(1,625,586)	(271,627)	(119,471)	171,413	(86,355)

Net Realized and Unrealized Gain (Loss) on Investments	(930,598)	2,756,199	(81,104)	201,659	(102,248)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,026,787)	$2,392,790	$(78,860)	$194,052	$19,891

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Investment Income:
Dividend income	$8,474	$-	$9,836	$34,486	$17,306
Interest income	73	113,211	1,700	6,227	3,793
Dividend income from Affiliates	-	-	16,337	27,016	25,496
Total Investment Income	8,547	113,211	27,873	67,729	46,595

Operating Expenses:
Management fees	1,537	11,746	6,518	13,868	10,080
Distribution (12b-1) fees
Class A Shares	34	175	185	48	29
Class C Shares	100	733	1,031	3,473	3,642
Administration fees	7,931	14,357	9,063	15,959	10,884
Compliance officer fees	2,208	3,498	934	1,126	1,021
Registration fees	1,743	-	1,323	507	1,193
Trustees’ fees	219	27	-	32	99
Professional fees	201	2,769	592	1,276	951
Printing and postage expense	139	3,517	143	127	217
Shareholder servicing fees	100	22	-	147	31
Insurance expense	38	284	143	172	123
Custodian fees	14	1,093	655	861	766
Miscellaneous expenses	151	657	69	175	78
Total Operating Expenses	14,415	38,878	20,656	37,771	29,114
Less: Expenses waived and/or reimbursed	(8,972)	-	(12,268)	(18,910)	(14,348)
Net Operating Expenses	5,443	38,878	8,388	18,861	14,766

Net Investment Income	3,104	74,333	19,485	48,868	31,829

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	82	-	-	(732)	61
Affiliated Investments	-	-	-	7,163	835
Distribution of realized gains by underlying:
Affiliated Investment Companies	-	-	109,974	160,977	161,534
Net realized gain	82	-	109,974	167,408	162,430

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	-	-	(91,486)	(117,504)	(126,798)
Investments	(472)	-	5,361	(9,749)	2,384
Net change in unrealized appreciation/(depreciation)	(472)	-	(86,125)	(127,253)	(124,414)

Net Realized and Unrealized Gain (Loss) on Investments	(390)	-	23,849	40,155	38,016

Net Increase in Net Assets Resulting From Operations	$2,714	$74,333	$43,334	$89,023	$69,845

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Investment Income:
Dividend income	$8,653	$7,459
Interest income	1,668	1,583
Dividend income from Affiliates	12,459	9,555
Total Investment Income	22,780	18,597

Operating Expenses:
Management fees	5,160	3,907
Distribution (12b-1) fees
Class A Shares	113	-
Class C Shares	1,142	1,117
Administration fees	7,130	7,240
Registration fees	802	-
Custodian fees	552	380
Compliance officer fees	494	462
Professional fees	434	288
Printing and postage expense	214	128
Insurance expense	65	38
Shareholder servicing fees	14	-
Trustees’ fees	-	-
Miscellaneous expenses	54	49
Total Operating Expenses	16,174	13,609
Less: Expenses waived and/or reimbursed	(9,242)	(8,194)
Net Operating Expenses	6,932	5,415

Net Investment Income	15,848	13,182

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain (loss) from:
Investments	-	(5)
Affiliated Investments	-	2,935
Distribution of realized gains by underlying:
Affiliated Investment Companies	82,013	60,492
Net realized gain	82,013	63,422

Net change in unrealized appreciation (depreciation) on:
Investments	2,068	(2,040)
Affiliated Investments	(65,839)	(47,550)
Net change in unrealized appreciation/(depreciation)	(63,771)	(49,590)

Net Realized and Unrealized Gain on Investments	18,242	13,832

Net Increase in Net Assets Resulting From Operations	$34,090	$27,014

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value Portfolio		Large Capitalization Growth Portfolio		Mid Capitalization Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(116,817)	$(118,034)	$(207,812)	$(309,658)	$(47,314)	$(49,723)
Net realized gain on investments	1,341,584	2,734,967	4,857,295	7,350,305	1,610,183	1,941,231
Net change in unrealized appreciation/(depreciation) on investments	(467,143)	461,971	(468,597)	2,065,861	(923,789)	579,746
Net increase in net assets resulting from operations	757,624	3,078,904	4,180,886	9,106,508	639,080	2,471,254

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,721,378)	(166,958)	(6,549,282)	(1,855,204)	(1,540,586)	(111,355)
Class A	(59,203)	(3,077)	(632,577)	(141,764)	(265,792)	(15,508)
Class C	(13,244)	(1,492)	(479,633)	(265,426)	(19,263)	(1,220)
Total Dividends and Distributions to Shareholders	(2,793,825)	(171,527)	(7,661,492)	(2,262,394)	(1,825,641)	(128,083)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	403,403	1,831,612	6,235,278	10,295,063	265,301	403,174
Class A	7,199	12,541	223,137	568,503	19,282	256,762
Class C	-	6,042	93,000	4,752	-	4,228
Reinvestment of dividends and distributions
Class I	2,665,332	165,438	6,288,616	1,805,556	1,493,621	109,323
Class A	57,044	2,967	598,874	136,045	261,984	15,102
Class C	13,244	1,492	479,558	263,450	19,263	1,220
Cost of shares redeemed
Class I	(2,071,013)	(5,757,225)	(7,464,305)	(10,237,570)	(1,812,520)	(1,125,302)
Class A	(24,168)	(15,129)	(113,270)	(100,236)	(50,193)	(182,979)
Class C	(22,438)	(90,644)	(186,023)	(1,202,984)	-	(40,293)
Net increase/(decrease) in net assets from share transactions of beneficial interest	1,028,603	(3,842,906)	6,154,865	1,532,579	196,738	(558,765)

Total Increase/(Decrease) in Net Assets	(1,007,598)	(935,529)	2,674,259	8,376,693	(989,823)	1,784,406

Net Assets:
Beginning of year/period	20,248,191	21,183,720	33,018,984	24,642,291	12,705,597	10,921,191
End of year/period	$19,240,593	$20,248,191	$35,693,243	$33,018,984	$11,715,774	$12,705,597

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization Portfolio		International Equity Portfolio		Health & Biotechnology Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(21,984)	$(43,888)	$(18,540)	$6,208	$(96,189)	$(173,986)
Net realized gain on investments and foreign currency transactions	437,378	1,058,124	57,575	81,897	694,988	100,909
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(844,140)	209,662	66,334	325,259	(1,625,586)	2,200,963
Net increase/(decrease) in net assets resulting from operations	(428,746)	1,223,898	105,369	413,364	(1,026,787)	2,127,886

Distributions to Shareholders:
Total Distributions Paid:
Class I	(722,397)	-	(23,108)	(26,499)	(66,366)	(278,865)
Class A	(8,800)	-	(116)	(160)	(60,909)	(251,938)
Class C	(6,906)	-	-	(3)	(8,347)	(39,830)
Total Dividends and Distributions to Shareholders	(738,103)	-	(23,224)	(26,662)	(135,622)	(570,633)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	215,238	812,730	141,393	288,782	80,562	584,725
Class A	9,783	866	106	140	33,181	89,487
Class C	-	2,375	-	1,606	-	-
Reinvestment of dividends and distributions
Class I	715,610	-	22,357	26,213	62,607	261,225
Class A	8,800	-	116	153	55,694	230,771
Class C	6,906	-	-	3	8,070	38,717
Cost of shares redeemed
Class I	(1,029,846)	(945,978)	(497,671)	(600,156)	(960,904)	(882,178)
Class A	(3,386)	(1,466)	(1,557)	(4,593)	(374,635)	(381,398)
Class C	-	(17)	-	(6,825)	(54,644)	(102,932)
Net decrease in net assets from share transactions of beneficial interest	(76,895)	(131,490)	(335,256)	(294,677)	(1,150,069)	(161,583)

Total Increase/(Decrease) in Net Assets	(1,243,744)	1,092,408	(253,111)	92,025	(2,312,478)	1,395,670

Net Assets:
Beginning of year/period	7,385,089	6,292,681	3,535,156	3,443,131	13,146,119	11,750,449
End of year/period	$6,141,345	$7,385,089	$3,282,045	$3,535,156	$10,833,641	$13,146,119

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications Portfolio		Energy & Basic Materials Portfolio		Financial Services Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(363,409)	$(667,777)	$2,244	$16,366	$(7,607)	$(8,925)
Net realized gain on investments and foreign currency transactions	3,027,826	6,085,388	38,367	54,707	30,246	79,991
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(271,627)	2,536,628	(119,471)	(33,666)	171,413	233,957
Net increase/(decrease) in net assets resulting from operations	2,392,790	7,954,239	(78,860)	37,407	194,052	305,023

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,516,269)	(1,398,597)	(14,815)	(21,541)	(74,618)	(45,463)
Class A	(1,949,153)	(1,078,983)	(731)	(1,520)	(3,372)	(3,564)
Class C	(425,218)	(288,699)	(261)	-	(1)	(1)
Total Dividends and Distributions to Shareholders	(4,890,640)	(2,766,279)	(15,807)	(23,061)	(77,991)	(49,028)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	216,393	674,028	26,544	472,750	83,074	371,723
Class A	83,038	509,111	4,037	624	42	280
Class C	8,700	5,517	-	18,422	-	-
Reinvestment of dividends and distributions
Class I	2,361,109	1,305,508	14,744	21,329	74,136	44,693
Class A	1,832,926	1,022,410	727	1,494	2,178	2,606
Class C	408,046	275,028	261	-	1	1
Cost of shares redeemed
Class I	(1,403,841)	(3,804,298)	(145,230)	(522,251)	(191,662)	(245,335)
Class A	(1,135,829)	(2,340,523)	(38,729)	(8,006)	(31,234)	(15,329)
Class C	(337,291)	(1,234,196)	(10,540)	-	-	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	2,033,251	(3,587,415)	(148,186)	(15,638)	(63,465)	158,639

Total Increase/(Decrease) in Net Assets	(464,599)	1,600,545	(242,853)	(1,292)	52,596	414,634

Net Assets:
Beginning of year/period	41,819,557	40,219,012	1,391,908	1,393,200	1,477,456	1,062,822
End of year/period	$41,354,958	$41,819,557	$1,149,055	$1,391,908	$1,530,052	$1,477,456

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond Portfolio		Municipal Bond Portfolio		U.S. Government Money Market Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$122,139	$225,803	$3,104	$6,091	$74,333	$169,316
Net realized gain/(loss) on investments	(15,893)	34,259	82	1,221	-	-
Net change in unrealized appreciation/(depreciation) on investments	(86,355)	318,679	(472)	10,286	-	-
Net increase in net assets resulting from operations	19,891	578,741	2,714	17,598	74,333	169,316

Distributions to Shareholders:
Total Distributions Paid:
Class I	(115,111)	(200,784)	(5,964)	-	(71,773)	(155,834)
Class A	(1,344)	(2,181)	(141)	-	(1,148)	(2,505)
Class C	(1)	(10)	(34)	-	(1,430)	(10,890)
Total Dividends and Distributions to Shareholders	(116,456)	(202,975)	(6,139)	-	(74,351)	(169,229)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	320,512	1,025,302	992	40,749	1,698,008	1,294,450
Class A	318	5,122	640	4,334	25,375	1,336
Class C	-	-	680	1,700	29,428	523,818
Reinvestment of dividends and distributions
Class I	114,853	200,314	5,873	-	71,066	154,301
Class A	1,344	2,179	141	-	1,128	2,489
Class C	1	10	34	-	1,430	9,637
Cost of shares redeemed
Class I	(1,324,001)	(1,213,975)	(31,247)	(33,312)	(1,753,397)	(2,314,927)
Class A	(2,313)	(7,660)	-	-	(28,805)	(12,538)
Class C	-	(3,290)	(640)	(4,334)	(103,008)	(623,544)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(889,286)	8,002	(23,527)	9,137	(58,775)	(964,978)

Total Increase/(Decrease) in Net Assets	(985,851)	383,768	(26,952)	26,735	(58,793)	(964,891)

Net Assets:
Beginning of year/period	11,366,986	10,983,218	581,256	554,521	4,539,322	5,504,213
End of year/period	$10,381,135	$11,366,986	$554,304	$581,256	$4,480,529	$4,539,322

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced Allocation Portfolio		Conservative Balanced Allocation Portfolio		Moderate Balanced Allocation Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$19,485	$4,107	$48,868	$40,294	$31,829	$9,975
Net realized gain on investments	-	431	6,431	5,788	896	8,525
Distribution of realized gains by underlying affiliated investment companies	109,974	20,756	160,977	29,387	161,534	31,329
Net change in unrealized appreciation/(depreciation) on investments	(86,125)	167,225	(127,253)	244,091	(124,414)	231,261
Net increase in net assets resulting from operations	43,334	192,519	89,023	319,560	69,845	281,090

Distributions to Shareholders:
Total Distributions Paid:
Class I	(33,118)	(24,631)	(80,900)	(54,934)	(53,263)	(33,757)
Class A	(4,170)	(3,382)	(1,230)	(829)	(781)	(438)
Class C	(4,363)	(4,020)	(17,632)	(9,874)	(21,214)	(8,811)
Total Dividends and Distributions to Shareholders	(41,651)	(32,033)	(99,762)	(65,637)	(75,258)	(43,006)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	13,652	89,101	25,029	67,038	14,900	206,583
Class A	-	-	-	-	566	1,131
Class C	5,424	6,073	10,112	23,303	131,936	61,563
Reinvestment of dividends and distributions
Class I	33,118	24,631	80,900	54,411	53,261	33,757
Class A	4,170	3,381	1,230	829	781	438
Class C	4,363	4,021	17,632	9,873	21,214	8,811
Cost of shares redeemed
Class I	(4,986)	(18,954)	(76,673)	(96,570)	(29,397)	(101,825)
Class A	-	(15)	(1,425)	(1,385)	-	-
Class C	-	-	(4,355)	(8,990)	(14,060)	(19,588)
Net increase in net assets from share transactions of beneficial interest	55,741	108,238	52,450	48,509	179,201	190,870

Total Increase in Net Assets	57,424	268,724	41,711	302,432	173,788	428,954

Net Assets:
Beginning of year/period	1,411,017	1,142,293	3,069,922	2,767,490	2,126,286	1,697,332
End of year/period	$1,468,441	$1,411,017	$3,111,633	$3,069,922	$2,300,074	$2,126,286

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced Allocation Portfolio		Moderately Conservative Balanced Allocation Portfolio

	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$15,848	$4,870	$13,182	$6,042
Net realized gain on investments	-	3,842	2,930	2,644
Distribution of realized gains by underlying affiliated and non affiliated investment companies	82,013	15,839	60,492	10,456
Net change in unrealized appreciation/(depreciation) on investments	(63,771)	122,436	(49,590)	87,761
Net increase in net assets resulting from operations	34,090	146,987	27,014	106,903

Distributions to Shareholders:
Total Distributions Paid:
Class I	(28,787)	(19,081)	(24,925)	(5,204)
Class A	(2,957)	(2,005)	- ^	- ^
Class C	(5,766)	(3,925)	(6,810)	-
Total Dividends and Distributions to Shareholders	(37,510)	(25,011)	(31,735)	(5,204)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	4,200	42,167	197	476
Class A	868	15,877	-	-
Class C	8,864	9,552	-	17,000
Reinvestment of dividends and distributions
Class I	28,787	19,081	24,925	5,204
Class A	2,957	2,005	1 ^	- ^
Class C	5,766	3,925	6,810	-
Cost of shares redeemed
Class I	(181)	(50,670)	(25,370)	(12,010)
Class A	(15)	(7,053)	-	-
Class C	-	(19,721)	-	-
Net increase in net assets from share transactions of beneficial interest	51,246	15,163	6,563	10,670

Total Increase in Net Assets	47,826	137,139	1,842	112,369

Net Assets:
Beginning of year/period	1,118,147	981,008	863,546	751,177
End of year/period	$1,165,973	$1,118,147	$865,388	$863,546

^	Less than $0.50

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, Municipal Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,819,762	$-	$-	$18,819,762
Short-Term Investment	693,583	-	-	693,583
Total	$19,513,345	$-	$-	$19,513,345

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,386,544	$-	$-	$34,386,544
Short-Term Investment	1,372,006	-	-	1,372,006
Total	$35,758,550	$-	$-	$35,758,550

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,267,849	$-	$-	$11,267,849
Short-Term Investment	461,441	-	-	461,441
Total	$11,729,290	$-	$-	$11,729,290

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,920,753	$-	$-	$5,920,753
Collateral for Securities Loaned	-	214,198	-	214,198
Short-Term Investment	222,402	-	-	222,402
Total	$6,143,155	$214,198	$-	$6,357,353

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$57,800	$-	$57,800
Brazil	-	-	-	-
Canada	172,198	-	-	172,198
Cayman Islands	182,632	-	-	182,632
China	-	95,842	-	95,842
Denmark	-	58,973	-	58,973
France	-	227,404	-	227,404
Germany	-	185,295	-	185,295
India	-	58,021	-	58,021
Indonesia	-	41,306	-	41,306
Italy	-	245,516	-	245,516
Japan	-	495,462	-	495,462
Korea (Republic of)	-	64,068	-	64,068
Mexico	45,447	-	-	45,447
Singapore	-	96,995	-	96,995
Spain	-	195,652	-	195,652
Swizterland	-	170,099	-	170,099
Taiwan Province of China	-	242,649	-	242,649
Thailand	-	69,335	-	69,335
United Kingdom	-	382,236	-	382,236
United States	96,914	-	-	96,914
Exchange Traded Funds
India	-	56,277	-	56,277
Collateral for Securities Loaned	-	126,650	-	126,650
Short -Term Investment	27,775	-	-	27,775
Total	$524,966	$2,869,580	$-	$3,394,546

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,456,882	$-	$-	$10,456,882
Short-Term Investment	60,720	-	-	60,720
Total	$10,517,602	$-	$-	$10,517,602

Technology & Communication

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,059,743	$-	$-	$41,059,743
Short-Term Investment	373,445	-	-	373,445
Total	$41,433,188	$-	$-	$41,433,188

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,123,488	$-	$-	$1,123,488
Short-Term Investment	27,178	-	-	27,178
Total	$1,150,666	$-	$-	$1,150,666

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,473,121	$-	$-	$1,473,121
Short-Term Investment	57,051	-	-	57,051
Total	$1,530,172	$-	$-	$1,530,172

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$10,077,064	$-	$-	$10,077,064
Short-Term Investment	320,121	-	-	320,121
Total	$10,397,185	$-	$-	$10,397,185

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$541,685	$-	$-	$541,685
Short-Term Investment	27,390	-	-	27,390
Total	$569,075	$-	$-	$569,075

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,482,018	$-	$-	$4,482,018
Total	$4,482,018	$-	$-	$4,482,018

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,399,513	$-	$-	$1,399,513
Short-Term Investment	71,805	-	-	71,805
Total	$1,471,318	$-	$-	$1,471,318

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,828,955	$-	$-	$2,828,955
Short-Term Investment	283,311	-	-	283,311
Total	$3,112,266	$-	$-	$3,112,266

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,136,611	$-	$-	$2,136,611
Short-Term Investment	164,138	-	-	164,138
Total	$2,300,749	$-	$-	$2,300,749

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,091,675	$-	$-	$1,091,675
Short-Term Investment	73,566	-	-	73,566
Total	$1,165,241	$-	$-	$1,165,241

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$792,455	$-	$-	$792,455
Short-Term Investment	72,053	-	-	72,053
Total	$864,508	$-	$-	$864,508

The Funds did not hold any Level 3 securities during the period.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2024, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	CLCF Utilized	Total
Large Capitalization Value	$-	$-	$-	$-
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	94,390	-
Small Capitalization	-	-	280,003	-
International Equity	2,436,624	75,027	73,177	2,511,651
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	857,674	111,495	43,181	969,169
Financial Services	-	-	-	-
Investment Quality Bond	-	197,772	-	197,772
Municipal Bond	7,535	15,515	716	23,050
U.S. Government Money Market	-	-	-	-
Aggressive Balanced Allocation	-	-	-	-
Conservative Balanced Allocation	-	-	-	-
Moderate Balanced Allocation	-	-	-	-
Moderately Aggressive Balanced Allocation	-	-	-	-
Moderately Conservative Balanced Allocation	-	-	1,387	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2021-2023 returns and expected to be taken in the Portfolios’ 2024 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

Portfolio	Income Dividends	Capital Gains
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Risk. The value of the Portfolio’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The Portfolio is subject to investment and operational risks associated with social, financial, economic and other global market developments (such as recessions, inflation, rapid interest rate changes, war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) and disruptions, which can negatively impact issuers, industries, governments and other systems, including the securities markets and cause the Portfolio to lose value. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects and may negatively impact broad segments of businesses and populations. These events may have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2025, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	Value of Non-cash Collateral
Small Capitalization	$259,035	$270,778	$58,956
International Equity	175,557	200,073	73,810

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

At February 28, 2025, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Large Capitalization Value	0.13%
Large Capitalization Growth	0.02%
Mid Capitalization	0.01%
Small Capitalization	1.90%
International Equity	0.20%
Health & Biotechnology	0.03%
Technology & Communications	0.04%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2025.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Small Capitalization
Description of Liability
Securities Loaned	$214,198	$214,198	$-	$-

International Equity
Description of Liability
Securities Loaned	$126,650	$126,650	$-	$-

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the six months ended February 28, 2025, the Manager waived $7,137 for Energy & Basic Materials, $6,055 for Financial Services, $1,630 for International Equity, $8,972 for Municipal Bond, $12,268 for Aggressive Balanced Allocation, $18,910 for Conservative Balanced Allocation, $14,348 for Moderate Balanced Allocation, $9,242 for Moderately Aggressive Balanced Allocation, and $8,194 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 28, 2025, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$14	$-
Large Capitalization Growth	5,295	930
Mid Capitalization	641	-
Small Capitalization	356	-
International Equity	6	-
Health & Biotechnology	181	-
Technology & Communications	1,337	-
Energy & Basic Materials	4	108
Financial Services	3	-
Investment Quality Bond	32	-
Municipal Bond	-	-
U.S Government Money Market	-	399
Aggressive Balanced Allocation	-	54
Conservative Balanced Allocation	-	101
Moderate Balanced Allocation	34	500
Moderately Aggressive Balanced Allocation	32	9
Moderately Conservative Balanced Allocation	-	-

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2025, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2024.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2025. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2025	8/31/2026	8/31/2027
International Equity	$12,272	$-	$-
Energy & Basic Materials	3,323	2,175	5,822
Financial Services	4,609	742	10,179
Investment Quality Bond	843	-	-
Municipal Bond	5,596	6,922	14,118
Aggressive Balanced Allocation	12,260	16,046	20,749
Conservative Balanced Allocation	27,543	28,817	32,927
Moderate Balanced Allocation	19,364	21,341	25,431
Moderately Aggressive Balanced Allocation	11,730	14,601	18,014
Moderately Conservative Balanced Allocation	10,829	11,198	14,298

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 28, 2025, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $13,365; Health & Biotechnology, $919; and Technology & Communications, $2,717. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2025, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2024	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 2/28/2025	Shares at 2/28/2025	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$40,719	$1,114	$-	$-	$(2,830)	$39,003	$2,968	$490	$-
Saratoga Health & Biotechnology Portfolio, CL I	55,098	1,423	-	-	(4,772)	51,749	2,174	-	535
Saratoga Large Capitalization Growth Portfolio, CL I	244,649	56,679	-	-	(22,156)	279,172	9,693	12,464	40,855
Saratoga Large Capitalization Value Portfolio, CL I	227,854	35,497	-	-	(23,011)	240,340	8,981	-	31,729
Saratoga Mid Capitalization Portfolio, CL I	153,591	22,022	-	-	(15,199)	160,414	11,883	3,383	18,639
Saratoga Small Capitalization Value Portfolio, CL I	123,333	17,478	-	-	(20,928)	119,883	18,192	-	12,618
Saratoga Technology & Communications Portfolio, CL I	52,758	6,389	-	-	(2,590)	56,557	2,176	-	5,598
Total	898,002			-	(91,486)	947,118		16,337	109,974

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$423,502	$91,225	$10,220	$3,260	$(40,166)	$467,601	$16,236	$21,325	$69,900
Saratoga Large Capitalization Value Portfolio, CL I	390,998	53,617	11,461	1,466	(40,225)	394,395	14,738	-	53,618
Saratoga Mid Capitalization Portfolio, CL I	262,307	37,050	8,103	2,006	(26,856)	266,404	19,734	5,691	31,359
Saratoga Small Capitalization Value Portfolio, CL I	60,534	6,100	1,825	431	(10,257)	54,983	8,343	-	6,100
	1,137,341			7,163	(117,504)	1,183,383		27,016	160,977

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$33,667	$1,930	$160	$(23)	$(2,466)	$32,948	$2,507	$422	$-
Saratoga Health & Biotechnology Portfolio, CL I	45,620	2,542	220	(18)	(4,100)	43,824	1,841	-	462
Saratoga Large Capitalization Growth Portfolio, CL I	369,173	99,419	1,705	396	(36,540)	430,743	14,956	19,472	63,827
Saratoga Large Capitalization Value Portfolio, CL I	356,116	69,125	1,848	47	(38,790)	384,650	14,374	-	51,653
Saratoga Mid Capitalization Portfolio, CL I	244,099	48,948	1,320	322	(26,595)	265,454	19,663	5,602	30,866
Saratoga Small Capitalization Value Portfolio, CL I	87,392	14,025	495	77	(15,638)	85,361	12,953	-	9,345
Saratoga Technology & Communications Portfolio, CL I	49,130	7,305	204	34	(2,669)	53,596	2,062	-	5,381
Total	1,185,197			835	(126,798)	1,296,576		25,496	161,534

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$27,189	$327	$-	$-	$(1,912)	$25,604	$1,949	$327	$-
Saratoga Health & Biotechnology Portfolio, CL I	32,073	312	-	-	(2,804)	29,581	1,243	-	312
Saratoga Large Capitalization Growth Portfolio, CL I	181,727	39,606	-	-	(16,436)	204,897	7,114	9,259	30,347
Saratoga Large Capitalization Value Portfolio, CL I	178,317	24,831	-	-	(18,121)	185,027	6,914	-	24,831
Saratoga Mid Capitalization Portfolio, CL I	130,455	18,705	-	-	(12,910)	136,250	10,093	2,873	15,832
Saratoga Small Capitalization Value Portfolio, CL I	72,749	7,443	-	-	(12,161)	68,031	10,323	-	7,443
Saratoga Technology & Communications Portfolio, CL I	30,615	3,248	-	-	(1,495)	32,368	1,245	-	3,248
Total	653,125			-	(65,839)	681,758		12,459	82,013

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$145,140	$31,250	$4,275	$1,212	$(13,949)	$159,378	$5,534	$7,305	$23,945
Saratoga Large Capitalization Value Portfolio, CL I	138,518	19,023	4,605	528	(14,277)	139,187	5,201	-	19,023
Saratoga Mid Capitalization Portfolio, CL I	103,562	14,645	3,480	778	(10,650)	104,855	7,767	2,250	12,395
Saratoga Small Capitalization Value Portfolio, CL I	50,955	5,128	1,965	417	(8,674)	45,861	6,959	-	5,129
Total	438,175			2,935	(47,550)	449,281		9,555	60,492

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

(a) For the six months February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$11,238,661	$11,267,517
Large Capitalization Growth	12,712,495	15,279,537
Mid Capitalization	9,060,209	10,999,513
Small Capitalization	4,842,757	5,647,178
International Equity	555,096	918,204
Health & Biotechnology	1,691,966	3,134,330
Technology & Communications	1,524,856	4,721,680
Energy & Basic Materials	135,519	289,533
Financial Services	41,298	208,628
Investment Quality Bond	231,956	783,750
Municipal Bond	10,046	13,000
Aggressive Balanced Allocation	152,947	-
Conservative Balanced Allocation	222,479	76,430
Moderate Balanced Allocation	301,056	10,043
Moderately Aggressive Balanced Allocation	111,125	-
Moderately Conservative Balanced Allocation	77,506	27,600

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of February 28, 2025, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2025, were as follows:

Fund	Derivative	Location of loss on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(2,804)

	Forward Exchange Contracts	Net change in unrealized appreciation on investments and foreign currency translations	Foreign Exchange	(478)

			Total	$(3,282)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Large Capitalization Value
Issued	14,582	66,943	263	473	-	300
Redeemed	(75,774)	(203,232)	(889)	(597)	(1,246)	(4,615)
Reinvested from Dividends	99,452	6,324	2,353	123	783	83
Net Increase (Decrease) in Shares	38,260	(129,965)	1,727	(1)	(463)	(4,232)
Large Capitalization Growth
Issued	195,615	368,572	9,016	25,548	12,340	486
Redeemed	(240,651)	(363,844)	(4,046)	(4,386)	(24,186)	(132,783)
Reinvested from Dividends	212,741	73,577	25,880	6,702	90,825	31,856
Net Increase (Decrease) in Shares	167,705	78,305	30,850	27,864	78,979	(100,441)
Mid Capitalization
Issued	17,062	29,685	1,512	20,794	-	466
Redeemed	(122,938)	(84,628)	(4,174)	(16,646)	-	(5,297)
Reinvested from Dividends	103,008	8,809	21,887	1,430	2,375	158
Net Decrease in Shares	(2,868)	(46,134)	19,225	5,578	2,375	(4,673)
Small Capitalization
Issued	27,550	110,962	1,469	132	-	2,199
Redeemed	(140,002)	(134,335)	(565)	(240)	-	(19)
Reinvested from Dividends	94,657	-	1,386	-	17,265	-
Net Increase (Decrease) in Shares	(17,795)	(23,373)	2,290	(108)	17,265	2,180
International Equity
Issued	12,210	26,038	9	11	-	160
Redeemed	(42,636)	(56,480)	(131)	(438)	-	(686)
Reinvested from Dividends	1,921	2,555	10	15	-	-
Net Increase (Decrease) in Shares	(28,505)	(27,887)	(112)	(412)	-	(526)
Health & Biotechnology
Issued	3,253	24,192	1,559	4,665	-	-
Redeemed	(39,952)	(37,839)	(18,609)	(19,395)	(3,829)	(7,663)
Reinvested from Dividends	2,633	11,939	2,816	12,604	607	3,107
Net Increase (Decrease) in Shares	(34,066)	(1,708)	(14,234)	(2,126)	(3,222)	(4,556)
Technology & Communications
Issued	7,881	27,118	3,731	26,196	725	439
Redeemed	(50,747)	(147,760)	(51,052)	(114,485)	(26,755)	(96,455)
Reinvested from Dividends	87,708	55,839	86,053	53,670	34,347	23,507
Net Increase (Decrease) in Shares	44,842	(64,803)	38,732	(34,619)	8,317	(72,509)
Energy & Basic Materials
Issued	1,966	33,292	329	47	-	1,767
Redeemed	(10,791)	(37,068)	(3,161)	(634)	(1,064)	-
Reinvested from Dividends	1,095	1,509	59	117	26	-
Net Decrease in Shares	(7,730)	(2,267)	(2,773)	(470)	(1,038)	1,767
Financial Services
Issued	7,049	34,098	4	29	-	-
Redeemed	(15,738)	(24,134)	(2,980)	(1,667)	-	-
Reinvested from Dividends	6,102	4,770	206	316	-	-
Net Increase (Decrease) in Shares	(2,587)	14,734	(2,770)	(1,322)	-	-
Investment Quality Bond
Issued	34,471	110,944	34	561	-	-
Redeemed	(142,577)	(131,823)	(252)	(838)	-	(366)
Reinvested from Dividends	12,241	21,837	145	240	-	1
Net Decrease in Shares	(95,865)	958	(73)	(37)	-	(365)

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Municipal Bond
Issued	112	4,644	73	518	79	200
Redeemed	(3,516)	(3,823)	-	-	(74)	(521)
Reinvested from Dividends	661	-	16	-	4	-
Net Increase (Decrease) in Shares	(2,743)	821	89	518	9	(321)
U.S. Government Money Market
Issued	1,695,008	1,294,450	25,375	1,336	29,428	523,818
Redeemed	(1,753,397)	(2,314,927)	(28,805)	(12,538)	(103,008)	(623,544)
Reinvested from Dividends	71,066	154,301	1,128	2,489	1,430	9,637
Net Increase (Decrease) in Shares	12,677	(866,176)	(2,302)	(8,713)	(72,150)	(90,089)
Aggressive Balanced Allocation
Issued	1,122	7,781	-	-	462	574
Redeemed	(401)	(1,815)	-	(1)	-	-
Reinvested from Dividends	2,728	2,335	345	322	363	385
Net Increase in Shares	3,449	8,301	345	321	825	959
Conservative Balanced Allocation
Issued	2,189	6,231	-	-	913	2,220
Redeemed	(6,692)	(8,952)	(129)	(131)	(395)	(830)
Reinvested from Dividends	7,165	5,232	109	80	1,584	962
Net Increase (Decrease) in Shares	2,662	2,511	(20)	(51)	2,102	2,352
Moderate Balanced Allocation
Issued	1,211	19,348	46	101	11,012	5,644
Redeemed	(2,392)	(8,868)	-	-	(1,187)	(1,698)
Reinvested from Dividends	4,359	3,103	64	41	1,768	823
Net Increase in Shares	3,178	13,583	110	142	11,593	4,769
Moderately Aggressive Balanced Allocation
Issued	346	3,692	72	1,546	761	889
Redeemed	(14)	(4,798)	(1)	(694)	-	(1,721)
Reinvested from Dividends	2,373	1,778	245	188	483	371
Net Increase (Decrease) in Shares	2,705	672	316	1,040	1,244	(461)
Moderately Conservative Balanced Allocation
Issued	18	47	-	-	-	1,633
Redeemed	(2,268)	(1,187)	-	-	-	-
Reinvested from Dividends	2,225	519	- **	- **	624	-
Net Increase (Decrease) in Shares	(25)	(621)	- **	- **	624	1,633

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of February 28, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Value	$17,598,365	$2,224,390	$(309,410)	$1,914,980
Large Capitalization Growth	28,650,822	7,992,504	(884,776)	7,107,728
Mid Capitalization	9,732,210	2,129,866	(132,786)	1,997,080
Small Capitalization	6,083,599	773,357	(499,603)	273,754
International Equity	2,612,318	882,446	(100,218)	782,228
Health & Biotechnology	7,005,078	3,648,366	(135,842)	3,512,524
Technology & Communications	11,229,346	30,799,195	(595,353)	30,203,842
Energy & Basic Materials	950,504	268,957	(68,795)	200,162
Financial Services	786,372	748,615	(4,815)	743,800
Investment Quality Bond	10,331,916	77,831	(12,562)	65,269
Municipal Bond	568,708	367	-	367
U.S. Government Money Market	4,482,018	-	-	-
Aggressive Balanced Allocation	1,379,143	92,175	-	92,175
Conservative Balanced Allocation	3,039,988	73,547	(1,269)	72,278
Moderate Balanced Allocation	2,187,889	112,860	-	112,860
Moderately Aggressive Balanced Allocation	1,097,054	68,187	-	68,187
Moderately Conservative Balanced Allocation	833,597	30,911	-	30,911

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the year ended August 31, 2024 was as follows:

For fiscal year ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$-	$171,527	$-	$-	$171,527
Large Capitalization Growth	-	2,262,394	-	-	2,262,394
Mid Capitalization	4	128,079	-	-	128,083
Small Capitalization	-	-	-	-	-
International Equity	26,662	-	-	-	26,662
Health & Biotechnology	-	570,633	-	-	570,633
Technology & Communications	-	2,766,279	-	-	2,766,279
Energy & Basic Materials	23,061	-	-	-	23,061
Financial Services	-	49,028	-	-	49,028
Investment Quality Bond	202,975	-	-	-	202,975
Municipal Bond	-	-	-	-	-
U.S. Government Money Market	169,229	-	-	-	169,229
Aggressive Balanced Allocation	4,953	27,080	-	-	32,033
Conservative Balanced Allocation	49,212	16,425	-	-	65,637
Moderate Balanced Allocation	17,276	25,730	-	-	43,006
Moderately Aggressive Balanced Allocation	9,927	15,084	-	-	25,011
Moderately Conservative Balanced Allocation	5,204	-	-	-	5,204

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

The tax character of dividends utilized during the year ended August 31, 2023 was as follows:

For fiscal year ended 8/31/2023	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$307,361	$1,305,753	$-	$-	$1,613,114
Large Capitalization Growth	-	1,647,194	-	-	1,647,194
Mid Capitalization	-	196,098	-	-	196,098
Small Capitalization	-	538,145	-	-	538,145
International Equity	9,348	-	-	-	9,348
Health & Biotechnology	-	741,699	-	-	741,699
Technology & Communications	-	6,117,169	-	-	6,117,169
Energy & Basic Materials	45,568	-	-	-	45,568
Financial Services	-	63,239	-	-	63,239
Investment Quality Bond	56,855	-	-	61,728	118,583
Municipal Bond	-	-	-	-	-
U.S. Government Money Market	168,857	-	-	-	168,857
Aggressive Balanced Allocation	5,407	54,606	-	-	60,013
Conservative Balanced Allocation	7,511	112,916	-	-	120,427
Moderate Balanced Allocation	-	92,029	-	-	92,029
Moderately Aggressive Balanced Allocation	17	50,001	-	-	50,018
Moderately Conservative Balanced Allocation	288	39,266	-	-	39,554

During the fiscal year ended August 31, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2024, as follows:

	Paid In Capital	Distributable or Accumulated Earnings (Loss)
Large Capitalization Value	$299,100	$(299,100)
Large Capitalization Growth	667,520	(667,520)
Mid Capitalization	62,981	(62,981)
Small Capitalization	13,544	(13,544)
International Equity	-	-
Health & Biotechnology	(141,426)	141,426
Technology & Communications	(227,608)	227,608
Energy & Basic Materials	-	-
Financial Services	(1,362)	1,362
Investment Quality Bond	-	-
Municipal Bond	-	-
U.S. Government Money Market	-	-
Aggressive Balanced Allocation	-	-
Conservative Balanced Allocation	-	-
Moderate Balanced Allocation	-	-
Moderately Aggressive Balanced Allocation	-	-
Moderately Conservative Balanced Allocation	-	-

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

As of each of the Portfolio’s tax year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards
Large Capitalization Value	$635,501	$1,854,186	$(125,352)	$-
Large Capitalization Growth	1,011,201	3,172,200	(250,058)	-
Mid Capitalization	181,863	1,434,600	-	-
Small Capitalization	-	737,561	(26,331)	-
International Equity	23,179	-	-	(2,511,651)
Health & Biotechnology	-	135,595	(126,540)	-
Technology & Communications	-	4,890,035	(469,751)	-
Energy & Basic Materials	15,803	-	-	(969,169)
Financial Services	-	33,786	(8,475)	-
Investment Quality Bond	22,828	-	-	(197,772)
Municipal Bond	6,091	-	-	(23,050)
U.S. Government Money Market	636	-	-	-
Aggressive Balanced Allocation	1,610	20,743	-	-
Conservative Balanced Allocation	24,939	32,571	-	-
Moderate Balanced Allocation	6,775	38,358	-	-
Moderately Aggressive Balanced Allocation	3,607	18,675	-	-
Moderately Conservative Balanced Allocation	6,044	10,875	-	-

	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Large Capitalization Value	$-	$2,382,123	$4,746,458
Large Capitalization Growth	-	7,576,325	11,509,668
Mid Capitalization	-	2,920,869	4,537,332
Small Capitalization	-	1,117,894	1,829,124
International Equity	-	715,602	(1,772,870)
Health & Biotechnology	-	5,135,110	5,144,165
Technology & Communications	-	30,475,469	34,895,753
Energy & Basic Materials	-	319,619	(633,747)
Financial Services	-	572,387	597,698
Investment Quality Bond	-	151,624	(23,320)
Municipal Bond	-	839	(16,120)
U.S. Government Money Market	-	-	636
Aggressive Balanced Allocation	-	176,638	198,991
Conservative Balanced Allocation	-	199,531	257,041
Moderate Balanced Allocation	-	237,274	282,407
Moderately Aggressive Balanced Allocation	-	131,958	154,240
Moderately Conservative Balanced Allocation	-	80,501	97,420

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, mark-to-market on passive foreign investment companies, and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $186 for the International Equity Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year Losses
Large Capitalization Value	$125,352
Large Capitalization Growth	250,058
Mid Capitalization	-
Small Capitalization	26,331
International Equity	-
Health & Biotechnology	126,540
Technology & Communications	469,751
Energy & Basic Materials	-
Financial Services	8,475
Investment Quality Bond	-
Municipal Bond	-
U.S. Government Money Market	-
Aggressive Balanced Allocation	-
Conservative Balanced Allocation	-
Moderate Balanced Allocation	-
Moderately Aggressive Balanced Allocation	-
Moderately Conservative Balanced Allocation	-

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Post October Losses
Large Capitalization Value	$-
Large Capitalization Growth	-
Mid Capitalization	-
Small Capitalization	-
International Equity	-
Health & Biotechnology	-
Technology & Communications	-
Energy & Basic Materials	-
Financial Services	-
Investment Quality Bond	-
Municipal Bond	-
U.S. Government Money Market	-
Aggressive Balanced Allocation	-
Conservative Balanced Allocation	-
Moderate Balanced Allocation	-
Moderately Aggressive Balanced Allocation	-
Moderately Conservative Balanced Allocation	-

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2024, were as follows:

For fiscal year ended 8/31/2024	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$0.0366	$0.0867
Aggressive Balanced Allocation	0.0013	0.0187

For fiscal year ended 8/31/2023	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$0.0277	$0.0941
Conservative Balanced Allocation	0.0012	0.0452
Moderately Conservative Balanced Allocation	0.0013	0.0383

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and the Vanguard Short-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can each be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of February 28, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class was 65.3% and 31.8%, respectively.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class was 92.5%.

The performance of the U.S. Government Money Market Portfolio will be directly affected by the performance of the BlackRock Liquidity FedFund – Institutional Class, Dreyfus Government Cash Management – Class I, Federated Hermes Government Obligations Fund – Institutional Class and JPMorgan U.S. Government Money Market Fund – Capital Class, the “underlying funds”. The financial statements of the underlying funds, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2025, the percentage of net assets invested in the underlying funds was 25.0% each.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 35.2%.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited) (Continued)

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the below entities held more than 25% of the voting securities for each of the Funds listed.

	Pershing, LLC*	First National Bank*	Mid Atlantic Trust Company FBO*
Large Cap Value	-	44.46%	-
Mid Cap	-	41.15%	-
Small Cap	-	44.57%	-
International Equity	-	50.65%	-
Energy & Basic Materials	-	43.80%	-
Financial Services	-	63.01%	-
Investment Quality Bond	-	61.97%	-
U.S. Government Money Market	-	54.97%	-
Aggressive Balanced Allocation	-	60.69%	33.20%
Conservative Balanced Allocation		41.58%	32.30%
Moderate Balanced Allocation Portfolio	-	47.51%	26.87%
Moderately Aggressive Balanced Allocation	-	58.01%	39.70%
Moderately Conservative Balanced Allocation	-	56.40%	-

*	Comprised of multiple investors and accounts

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Dividends: The Board declared the following monthly dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0024	2/28/2025	3/4/2025
Saratoga Investment Quality Bond Fund - Class I	0.0052	2/28/2025	3/4/2025

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$27.35		$24.05	$24.22	$30.50	$21.26	$20.25
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.20)		(0.25)	(0.17)	(0.36)	(0.26)	(0.11)
Net realized and unrealized gain	1.19		3.76	2.09	0.37	9.50	1.12
Total from investment operations	0.99		3.51	1.92	0.01	9.24	1.01
Dividends and Distributions:
Distributions from realized gains	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Total dividends and distributions	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Net Asset Value, End of Year/Period	$24.19		$27.35	$24.05	$24.22	$30.50	$21.26
Total Return*	3.58%		14.72%	8.71%	(0.62)%	43.46%	4.99%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$396		$401	$353	$315	$398	$290
Ratio of gross operating expenses to average net assets (2)	2.44	%(4)	2.28%	2.05%	2.11%	1.71%	1.57%
Ratio of net investment loss after expense recoupment to average net assets	(1.56	)%(4)	(0.97)%	(0.72)%	(1.39)%	(0.97)%	(0.55)%
Portfolio Turnover Rate	59	%(5)	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$25.95		$20.88	$19.87	$30.37	$25.68	$22.38
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.19)		(0.32)	(0.24)	(0.32)	(0.25)	(0.11)
Net realized and unrealized gain (loss)	3.62		7.29	2.73	(3.36)	7.38	7.08
Total from investment operations	3.43		6.97	2.49	(3.68)	7.13	6.97
Dividends and Distributions:
Distributions from realized gains	(6.86)		(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	-		-	-	(0.45)	-	-
Total dividends and distributions	(6.86)		(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year/Period	$22.52		$25.95	$20.88	$19.87	$30.37	$25.68
Total Return*	12.50%		35.90%	14.05%	(16.80)%	30.64%	35.40%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,735		$2,350	$1,309	$1,087	$1,397	$1,239
Ratio of gross operating expenses to average net assets (3)	2.19	%(4)	2.11%	2.02%	2.06%	1.76%	1.52%
Ratio of net investment loss after expense recoupment to average net assets	(1.51	)%(4)	(1.39)%	(1.29)%	(1.38)%	(0.97)%	(0.51)%
Portfolio Turnover Rate	36	%(5)	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
2.44	%(4)	2.28%	2.05%	2.11%	1.71%	1.57%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
2.19	%(4)	2.11%	2.02%	2.06%	1.76%	1.52%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.58		$10.34	$10.11	$13.14	$10.30	$10.39
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.09)	(0.01)	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain/loss	0.74		2.47	0.45	(1.08)	3.98	(0.08)
Total from investment operations	0.67		2.38	0.44	(1.16)	3.91	(0.09)
Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	- **
Distributions from realized gains	(2.12)		(0.14)	(0.21)	(1.87)	(1.07)	-
Total dividends and distributions	(2.12)		(0.14)	(0.21)	(1.87)	(1.07)	-
Net Asset Value, End of Year/Period	$11.13		$12.58	$10.34	$10.11	$13.14	$10.30
Total Return*	4.18%		23.32%	4.41%	(10.28)%	40.11%	(0.85)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,601		$1,567	$1,230	$1,355	$1,711	$1,301
Ratio of gross operating expenses to average net assets (2)	2.09	%(4)	2.03%	2.09%	2.42%	2.06%	1.86%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.07	)%(4)	(0.78)%	(0.15)%	(0.73)%	(0.60)%	(0.12)%
Portfolio Turnover Rate	72	%(5)	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$6.67		$5.57	$6.07	$8.53	$5.83	$5.35
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.03)		(0.06)	(0.03)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain/(loss)	(0.31)		1.16	0.15	(0.40)	2.78	0.52
Total from investment operations	(0.34)		1.10	0.12	(0.47)	2.70	0.48
Dividends and Distributions:
Distributions from realized gains	(0.80)		-	(0.62)	(1.99)	-	-
Total dividends and distributions	(0.80)		-	(0.62)	(1.99)	-	-
Net Asset Value, End of Year/Period	$5.53		$6.67	$5.57	$6.07	$8.53	$5.83
Total Return*	(6.69)%		19.75%	2.30%	(8.58)%	46.31%	8.97%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$66		$64	$54	$55	$71	$52
Ratio of gross operating expenses to average net assets (3)	2.52	%(4)	2.28%	2.23%	2.47%	2.11%	2.08%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.02	)%(4)	(1.05)%	(0.49)%	(1.07)%	(1.02)%	(0.83)%
Portfolio Turnover Rate	70	%(5)	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
2.09	%(4)	2.03%	2.09%	2.42%	2.06%	1.86%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
2.52	%(4)	2.28%	2.23%	2.47%	2.11%	2.08%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.90		$10.56	$9.11	$12.15	$8.90	$8.91
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)		(0.02)	(0.03)	(0.01)	0.02	0.06
Net realized and unrealized gain (loss)	0.46		1.41	1.48	(3.03)	3.28	0.09
Total from investment operations	0.37		1.39	1.45	(3.04)	3.30	0.15
Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.05)	-	-	(0.05)	(0.16)
Total dividends and distributions	(0.03)		(0.05)	-	-	(0.05)	(0.16)
Net Asset Value, End of Year/Period	$12.24		$11.90	$10.56	$9.11	$12.15	$8.90
Total Return*	3.15%		13.18%#	15.92%#	(25.02)%	37.26%	1.44%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$41		$41	$41	$36	$106	$252
Ratio of gross operating expenses to average net assets (2)	3.40	%(4)	2.80%	2.59%	3.78%	2.78%	2.05%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.52	)%(4)	(0.19)%	(0.29)%	(0.13)%	0.19%	0.71%
Portfolio Turnover Rate	17	%(5)	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$21.76		$19.32	$19.35	$21.69	$20.31	$18.82
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.19)		(0.32)	(0.26)	(0.30)	(0.22)	(0.07)
Net realized and unrealized gain (loss)	(1.55)		3.78	1.50	(1.25)	4.18	2.47
Total from investment operations	(1.74)		3.46	1.24	(1.55)	3.96	2.40
Dividends and Distributions:
Distributions from realized gains	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year/Period	$19.77		$21.76	$19.32	$19.35	$21.69	$20.31
Total Return*	(7.98)%		18.90%	6.12%	(7.28)%	21.93%	12.76%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,615		$5,389	$4,827	$4,821	$5,473	$5,294
Ratio of gross operating expenses to average net assets (3)	2.81	%(4)	2.72%	2.75%	2.90%	2.54%	2.31%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.86	)%(4)	(1.65)%	(1.33)%	(1.46)%	(1.08)%	(0.36)%
Portfolio Turnover Rate	15	%(5)	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
3.30	%(4)	2.80%	3.30%	3.30%	2.63%	1.65%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
2.81	%(4)	2.72%	2.75%	2.90%	2.54%	2.31%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$22.11		$19.75	$19.65	$30.39	$28.24	$21.86
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.21)		(0.37)	(0.29)	(0.35)	(0.44)	(0.19)
Net realized and unrealized gain (loss)	1.53		4.23	3.69	(6.75)	6.23	7.54
Total from investment operations	1.32		3.86	3.40	(7.10)	5.79	7.35
Dividends and Distributions:
Distributions from realized gains	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year/Period	$20.54		$22.11	$19.75	$19.65	$30.39	$28.24
Total Return*	5.50%		20.76%	22.58%	(26.36)%	23.38%	34.74%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$15,162		$15,464	$14,494	$13,789	$20,175	$19,042
Ratio of gross operating expenses to average net assets (2)	2.70	%(4)	2.62%	2.77%	2.53%	2.39%	2.08%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.90	)%(4)	(1.79)%	(1.69)%	(1.45)%	(1.60)%	(0.83)%
Portfolio Turnover Rate	4	%(5)	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.80		$12.63	$11.30	$9.77	$7.48	$9.21
Income (Loss) from Investment Operations:
Net investment income (1)	-		0.09	0.14	0.33	0.09	0.06
Net realized and unrealized gain (loss)	(0.78)		0.23	1.52	1.28	2.31	(1.79)
Total from investment operations	(0.78)		0.32	1.66	1.61	2.40	(1.73)
Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.33)	(0.08)	(0.11)	-
Total dividends and distributions	(0.10)		(0.15)	(0.33)	(0.08)	(0.11)	-
Net Asset Value, End of Year/Period	$11.92		$12.80	$12.63	$11.30	$9.77	$7.48
Total Return*	(6.12)%		2.55%	14.93%	16.54%	32.30%	(18.78)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$86		$128	$132	$237	$99	$104
Ratio of gross operating expenses to average net assets (3)	4.52	%(4)	3.81%	3.52%	3.30%	4.43%	3.97%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.05	%(4)	0.75%	1.15%	2.89%	0.97%	0.73%
Portfolio Turnover Rate	11	%(5)	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
2.70	%(4)	2.62%	2.77%	2.53%	2.39%	2.08%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
3.40	%(4)	3.40%	3.40%	3.30%	3.40%	3.40%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.12		$8.21	$8.57	$10.59	$7.19	$8.18
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.10)	(0.04)	(0.08)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.37		2.45	0.15	(1.43)	3.81	(0.70)
Total from investment operations	1.30		2.35	0.11	(1.51)	3.74	(0.78)
Dividends and Distributions:
Distributions from realized gains	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year/Period	$10.81		$10.12	$8.21	$8.57	$10.59	$7.19
Total Return*	12.95%		29.77%	1.22%	(15.00)%	53.66%	(9.99)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$44		$69	$67	$204	$251	$123
Ratio of gross operating expenses to average net assets (2)	4.18	%(5)	4.23%	3.59%	3.68%	3.81%	3.96%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.37	)%(5)	(1.11)%	(0.50)%	(0.82)%	(0.76)%	(1.04)%
Portfolio Turnover Rate	3	%(6)	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.37		$9.06	$9.15	$9.62	$9.76	$9.54
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09		0.15	0.07	(0.14)	(0.08)	0.03
Net realized and unrealized gain (loss)	(0.10)		0.30	(0.09)	(0.21)	(0.04)	0.23
Total from investment operations	(0.01)		0.45	(0.02)	(0.35)	(0.12)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.14)	(0.03)	-	(0.02)	(0.04)
Distributions from realized gains	-		-	-	(0.12)	-	-
Distributions from return of capital	-		-	(0.04)	-	-	-
Total dividends and distributions	(0.07)		(0.14)	(0.07)	(0.12)	(0.02)	(0.04)
Net Asset Value, End of Year/Period	$9.29		$9.37	$9.06	$9.15	$9.62	$9.76
Total Return*	0.04%		4.98%	(0.26)%	(3.62)%	(1.27)%	2.77%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$149		$150	$146	$151	$171	$142
Ratio of gross operating expenses to average net assets (3),(4)	1.90	%(5)	1.80%	1.78%	2.31%	1.81%	1.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.87	%(5)	1.72%	0.80%	(1.51)%	(0.77)%	0.31%
Portfolio Turnover Rate	2	%(6)	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
3.40	%(5)	3.40%	3.40%	3.40%	3.40%	3.40%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
1.90	%(5)	1.80%	1.78%	2.30%	1.81%	1.78%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$8.70		$8.46	$8.59	$8.91	$8.99	$8.93
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03		0.06	(0.06)	(0.16)	(0.09)	0.00
Net realized and unrealized gain (loss)	0.00	**	0.18	(0.07)	(0.16)	0.02	0.07
Total from investment operations	0.03		0.24	(0.13)	(0.32)	(0.07)	0.07
Dividends and Distributions:
Dividends from net investment income	(0.07)		-	-	-	-	(0.01)
Return of Capital	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.07)		-	-	-	(0.01)	(0.01)
Net Asset Value, End of Year/Period	$8.66		$8.70	$8.46	$8.59	$8.91	$8.99
Total Return*	0.35%		2.84%	(1.51)%	(3.59)%#	(0.81)%#	0.77%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$18		$17	$12	$65	$78	$78
Ratio of gross operating expenses to average net assets (2),(4)	5.52	%(5)	4.81%	3.52%	2.92%	3.14%	3.15%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.76	%(5)	0.73%	(0.74)%	(1.83)%	(0.99)%	0.00%
Portfolio Turnover Rate	2	%(6)	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.03	0.03	0.00	**	0.00	**	0.00
Total from investment operations	0.01		0.03	0.03	0.00	**	0.00	**	0.00
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00)
Total dividends and distributions	(0.01)		(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00)
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	1.36%		3.09%	2.86%	0.01%		0.02%		0.01%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$75		$77	$86	$139		$409		$390
Ratio of gross operating expenses to average net assets (3),(4)	1.96	%(5)	2.11%	1.35%	1.36%		1.07%		1.58%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.61	%(5)	3.08%	2.75%	0.01%		0.01%		0.11%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
2.30	%(5)	2.30%	2.30%	2.30%	1.64%	1.54%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
1.96	%(5)	2.11%	1.35%	0.32%	0.02%	0.67%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.79		$10.37	$10.34	$12.48	$10.39	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.16		0.03	0.03	(0.06)	(0.04)	0.23
Net realized and unrealized gain (loss)	0.20		1.67	0.68	(0.96)	2.33	0.60
Total from investment operations	0.36		1.70	0.71	(1.02)	2.29	0.83
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.03)	(0.07)	(0.37)	(0.12)	(0.25)
Distributions from realized gains	(0.18)		(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.34)		(0.28)	(0.68)	(1.12)	(0.20)	(0.36)
Net Asset Value, End of Year/Period	$11.81		$11.79	$10.37	$10.34	$12.48	$10.39
Total Return*	2.98%		16.75%	7.33%	(9.07)%	22.33%#	8.44%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$149		$145	$124	$0 ^	$5	$5
Ratio of gross operating expenses to average net assets (2)	2.93	%(3)	2.91%	2.84%	2.73%	2.73%	2.26%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.61	%(3)	0.26%	0.33%	(0.46)%	(0.35)%	2.31%
Portfolio Turnover Rate	0	%(4)	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.26		$10.33	$10.39	$11.98	$10.56	$10.19
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.18		0.15	0.14	0.27	(0.05)	0.19
Net realized and unrealized gain (loss)	0.15		1.02	0.25	(1.01)	1.49	0.52
Total from investment operations	0.33		1.17	0.39	(0.74)	1.44	0.71
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.18)	(0.01)	(0.26)	(0.02)	(0.21)
Distributions from realized gains	(0.13)		(0.06)	(0.44)	(0.59)	-	(0.10)
Distributions from return of capital	-		-	-	-	-	(0.03)
Total dividends and distributions	(0.37)		(0.24)	(0.45)	(0.85)	(0.02)	(0.34)
Net Asset Value, End of Year/Period	$11.22		$11.26	$10.33	$10.39	$11.98	$10.56
Total Return*	2.86%		11.54%	4.00%	(6.64)%	13.70%	7.10%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$38		$38	$35	$36	$38	$34
Ratio of gross operating expenses to average net assets (2)	2.46	%(3)	2.37%	2.32%	2.26%	2.19%	1.85%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.15	%(3)	1.36%	1.41%	2.47%	(0.45)%	1.91%
Portfolio Turnover Rate	3	%(4)	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.00		$10.69	$10.72	$12.53	$10.67	$10.15
Income from Investment Operations:
Net investment income (loss) (1)	0.17		0.06	0.08	0.39	(0.08)	0.31
Net realized and unrealized gain (loss)	0.23		1.50	0.48	(1.27)	2.06	0.55
Total from investment operations	0.40		1.56	0.56	(0.88)	1.98	0.86
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.10)	-	(0.32)	(0.05)	(0.23)
Distributions from realized gains	(0.21)		(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.41)		(0.25)	(0.59)	(0.93)	(0.12)	(0.34)
Net Asset Value, End of Year/Period	$11.99		$12.00	$10.69	$10.72	$12.53	$10.67
Total Return*	3.29%		14.83%	5.55%	(7.59)%	18.77%#	8.68%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$24		$23	$19	$16	$53	$34
Ratio of gross operating expenses to average net assets (2)	2.52	%(3)	2.53%	2.56%	2.48%	2.39%	1.95%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	2.88	%(3)	0.56%	0.81%	3.35%	(0.67)%	3.03%
Portfolio Turnover Rate	0	%(4)	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.87		$10.56	$10.54	$12.24	$10.46	$9.93
Income from Investment Operations:
Net investment income (loss) (1)	0.16		0.05	0.08	0.36	0.42	(0.05)
Net realized and unrealized gain (loss)	0.21		1.54	0.52	(1.11)	1.52	0.84
Total from investment operations	0.37		1.59	0.60	(0.75)	1.94	0.79
Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.11)	-	(0.36)	(0.06)	(0.25)
Distributions from realized gains	(0.21)		(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.40)		(0.28)	(0.58)	(0.95)	(0.16)	(0.26)
Net Asset Value, End of Year/Period	$11.84		$11.87	$10.56	$10.54	$12.24	$10.46
Total Return*	3.02%		15.36%	5.96%	(8.09)%	18.71%#	7.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$92		$88	$67	$63	$0 ^	$15
Ratio of gross operating expenses to average net assets (2)	2.85	%(3)	3.00%	2.81%	2.47%	2.49%	2.40%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.11%	1.04%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	2.74	%(3)	0.46%	0.81%	3.25%	3.82%	(0.49)%
Portfolio Turnover Rate	0	%(4)	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.09		$9.76	$9.95	$13.00	$10.36	$9.94
Income from Investment Operations:
Net investment income (loss) (1)	0.28		0.31	0.38	0.28	(0.03)	0.19
Net realized and unrealized gain (loss)	0.08		1.11	0.14	(2.07)	2.82	0.58
Total from investment operations	0.36		1.42	0.52	(1.79)	2.79	0.77
Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.09)	-	(0.32)	(0.01)	(0.26)
Distributions from realized gains	(0.17)		-	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	(0.43)		(0.09)	(0.71)	(1.26)	(0.15)	(0.35)
Net Asset Value, End of Year/Period	$11.02		$11.09	$9.76	$9.95	$13.00	$10.36
Total Return*	3.25%		14.63%	5.62%	(7.19)%	27.25%#	7.85%
Ratios and Supplemental Data:
Net assets, end of year/period (000s) ^	$0		$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	3.13	%(3)	3.03%	3.23%	2.55%	2.49%	2.10%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.17%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.05	%(3)	0.75%	0.84%	2.63%	(0.26)%	1.93%
Portfolio Turnover Rate	3	%(4)	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$20.33		$18.04	$18.79	$25.16	$17.64	$16.91
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.20)		(0.29)	(0.23)	(0.40)	(0.33)	(0.20)
Net realized and unrealized gain	0.88		2.79	1.57	0.32	7.85	0.93
Total from investment operations	0.68		2.50	1.34	(0.08)	7.52	0.73
Dividends and Distributions:
Distributions from realized gains	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Total dividends and distributions	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Net Asset Value, End of Year/Period	$16.86		$20.33	$18.04	$18.79	$25.16	$17.64
Total Return*	3.26%		14.02%	8.09%	(1.22)%	42.63%	4.32%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$51		$71	$139	$120	$125	$113
Ratio of gross operating expenses to average net assets (2)	3.04	%(4)	2.86%	2.65%	2.67%	2.30%	2.17%
Ratio of net investment loss after expense recoupment to average net assets	(2.15	)%(4)	(1.55)%	(1.33)%	(1.93)%	(1.51)%	(1.16)%
Portfolio Turnover Rate	59	%(5)	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.52		$9.58	$10.01	$18.60	$16.76	$15.88
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)		(0.19)	(0.17)	(0.25)	(0.26)	(0.16)
Net realized and unrealized gain (loss)	1.55		3.03	1.22	(1.52)	4.54	4.71
Total from investment operations	1.47		2.84	1.05	(1.77)	4.28	4.55
Dividends and Distributions:
Distributions from realized gains	(6.86)		(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	-		-	-	(0.45)	-	-
Total dividends and distributions	(6.86)		(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year/Period	$5.13		$10.52	$9.58	$10.01	$18.60	$16.76
Total Return*	12.11%		35.00%	13.43%	(17.28)%	29.86%	34.52%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$799		$805	$1,695	$1,919	$2,854	$2,676
Ratio of gross operating expenses to average net assets (3)	2.79	%(4)	2.67%	2.62%	2.68%	2.37%	2.13%
Ratio of net investment loss after expense recoupment to average net assets	(2.11	)%(4)	(1.97)%	(1.89)%	(2.00)%	(1.57)%	(1.12)%
Portfolio Turnover Rate	36	%(5)	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
3.04	%(4)	2.86%	2.65%	2.67%	2.30%	2.17%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
2.79	%(4)	2.67%	2.62%	2.68%	2.37%	2.13%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.15		$7.60	$7.53	$10.32	$8.34	$8.45
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.11)	(0.06)	(0.12)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	0.57		1.80	0.34	(0.80)	3.16	(0.05)
Total from investment operations	0.50		1.69	0.28	(0.92)	3.05	(0.11)
Dividends and Distributions:
Distributions from realized gains	(2.12)		(0.14)	(0.21)	(1.87)	(1.07)	-
Total dividends and distributions	(2.12)		(0.14)	(0.21)	(1.87)	(1.07)	-
Net Asset Value, End of Year/Period	$7.53		$9.15	$7.60	$7.53	$10.32	$8.34
Total Return*	3.86%		22.64%	3.78%	(10.84)%	39.15%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$86		$83	$104	$122	$178	$141
Ratio of gross operating expenses to average net assets (2)	2.70	%(4)	2.63%	2.69%	3.02%	2.64%	2.46%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.67	)%(4)	(1.34)%	(0.74)%	(1.35)%	(1.19)%	(0.74)%
Portfolio Turnover Rate	72	%(5)	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$1.12		$0.94	$1.55	$3.59	$2.47	$2.28
Income (Loss) from Investment Operations:
Net investment loss (1)	-		(0.02)	(0.01)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.03		0.20	0.02	(0.02)	1.18	0.22
Total from investment operations	0.03		0.18	0.01	(0.05)	1.12	0.19
Dividends and Distributions:
Distributions from realized gains	(0.80)		-	(0.62)	(1.99)	-	-
Total dividends and distributions	(0.80)		-	(0.62)	(1.99)	-	-
Net Asset Value, End of Year/Period	$0.35		$1.12	$0.94	$1.55	$3.59	$2.47
Total Return*	(6.48)%		19.15%	1.82%	(8.75)%	45.34%	8.33%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$9		$10	$6	$4	$3	$1
Ratio of gross operating expenses to average net assets (3)	3.12	%(4)	2.91%	2.81%	3.05%	2.84%	2.67%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.61	)%(4)	(1.67)%	(1.06)%	(1.58)%	(1.69)%	(1.43)%
Portfolio Turnover Rate	70	%(5)	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
2.70	%(4)	2.63%	2.69%	3.02%	2.64%	2.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
3.12	%(4)	2.91%	2.81%	3.05%	2.84%	2.67%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.56		$9.40	$8.15	$10.98	$8.04	$7.97
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.08)	(0.07)	(0.04)	(0.03)	0.01
Net realized and unrealized gain (loss)	0.42		1.24	1.32	(2.76)	2.97	0.06
Total from investment operations	0.31		1.16	1.25	(2.80)	2.94	0.07
Dividends and Distributions:
Dividends from net investment income	-	**	(0.00)**	-	(0.03)	-	-
Total dividends and distributions	-		(0.00)	-	(0.03)	-	-
Net Asset Value, End of Year/Period	$10.87		$10.56	$9.40	$8.15	$10.98	$8.04
Total Return*	2.94	%#	12.38%#	15.34%#	(25.55)%	36.57%	0.63%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6		$6	$10	$8	$9	$1
Ratio of gross operating expenses to average net assets (2)	3.99	%(4)	3.27%	3.16%	4.18%	3.96%	2.69%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(2.13	)%(4)	(0.79)%	(0.84)%	(0.39)%	(0.31)%	0.15%
Portfolio Turnover Rate	17	%(5)	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.74		$13.49	$13.94	$15.95	$15.68	$14.79
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.17)		(0.30)	(0.27)	(0.30)	(0.25)	(0.15)
Net realized and unrealized gain (loss)	(1.05)		2.57	1.09	(0.92)	3.10	1.95
Total from investment operations	(1.22)		2.27	0.82	(1.22)	2.85	1.80
Dividends and Distributions:
Distributions from realized gains	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year/Period	$13.27		$14.74	$13.49	$13.94	$15.95	$15.68
Total Return*	(8.26)%		18.21%	5.45%	(7.85)%	21.24%	12.16%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$442		$538	$554	$632	$722	$743
Ratio of gross operating expenses to average net assets (3)	3.41	%(4)	3.32%	3.35%	3.50%	3.13%	2.91%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.45	)%(4)	(2.24)%	(1.93)%	(2.06)%	(1.67)%	(0.96)%
Portfolio Turnover Rate	15	%(5)	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
3.90	%(4)	3.27%	3.90%	3.90%	3.65%	2.25%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
3.41	%(4)	3.32%	3.35%	3.50%	3.13%	2.91%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$13.52		$12.71	$13.97	$22.78	$22.19	$17.47
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.17)		(0.31)	(0.27)	(0.37)	(0.46)	(0.26)
Net realized and unrealized gain (loss)	0.98		2.62	2.31	(4.80)	4.69	5.95
Total from investment operations	0.81		2.31	2.04	(5.17)	4.23	5.69
Dividends and Distributions:
Distributions from realized gains	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year/Period	$11.44		$13.52	$12.71	$13.97	$22.78	$22.19
Total Return*	5.19%		20.01%	21.90%	(26.74)%	22.63%	33.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,873		$2,101	$2,896	$3,887	$9,708	$9,994
Ratio of gross operating expenses to average net assets (2)	3.30	%(4)	3.22%	3.38%	3.27%	2.97%	2.68%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.50	)%(4)	(2.38)%	(2.30)%	(2.10)%	(2.18)%	(1.43)%
Portfolio Turnover Rate	4	%(5)	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.45		$10.25	$9.24	$8.03	$6.17	$7.64
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		0.03	0.11	0.16	0.03	0.03
Net realized and unrealized gain (loss)	(0.63)		0.17	1.17	1.09	1.91	(1.50)
Total from investment operations	(0.66)		0.20	1.28	1.25	1.94	(1.47)
Dividends and Distributions:
Dividends from net investment income	(0.15)		-	(0.27)	(0.04)	(0.08)	-
Total dividends and distributions	(0.15)		-	(0.27)	(0.04)	(0.08)	-
Net Asset Value, End of Year/Period	$9.64		$10.45	$10.25	$9.24	$8.03	$6.17
Total Return*	(6.39)%		1.95%	14.11%	15.66%	31.63%	(19.24)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$7		$19	$0	$7	$6	$5
Ratio of gross operating expenses to average net assets (3)	5.10	%(4)	4.85%	4.45%	4.23%	5.06%	4.66%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.58	)%(4)	0.24%	1.12%	1.74%	0.41%	0.41%
Portfolio Turnover Rate	11	%(5)	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
3.30	%(4)	3.22%	3.38%	3.27%	2.97%	2.68%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
4.00	%(4)	4.00%	4.00%	4.00%	4.00%	4.00%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.06		$7.20	$7.41	$8.96	$6.05	$6.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11		(0.14)	0.13	0.19	(0.03)	(0.15)
Net realized and unrealized gain (loss)	1.19		2.44	0.13	(1.23)	3.28	(0.54)
Total from investment operations	1.30		2.30	0.26	(1.04)	3.25	(0.69)
Dividends and Distributions:
Distributions from realized gains	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year/Period	$9.75		$9.06	$7.20	$7.41	$8.96	$6.05
Total Return*	14.51%		33.41%	3.57%	(12.37)%	55.79%	(10.47)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0		$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	4.78	%(5)	4.88%	4.19%	4.28%	3.42%	4.21%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	2.40	%(5)	(1.74)%	1.82%	2.34%	(0.37)%	(2.04)%
Portfolio Turnover Rate	3	%(6)	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.26		$8.90	$9.02	$9.55	$9.74	$9.55
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		0.07	(0.06)	(0.19)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	(0.09)		0.32	(0.03)	(0.22)	(0.06)	0.23
Total from investment operations	(0.03)		0.39	(0.09)	(0.41)	(0.18)	0.21
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.02)	-	(0.01)	(0.02)
Distributions from realized gains	-		-	-	(0.12)	-	-
Distributions from return of capital	-		-	(0.01)	-	-	-
Total dividends and distributions	(0.04)		(0.03)	(0.03)	(0.12)	(0.01)	(0.02)
Net Asset Value, End of Year/Period	$9.19		$9.26	$8.90	$9.02	$9.55	$9.74
Total Return*	(0.30)%		4.35%	(1.00)%	(4.28)%	(1.83)%	2.17%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0		$0	$4	$35	$37	$39
Ratio of gross operating expenses to average net assets (3),(4)	2.58	%(5)	2.32%	2.56%	2.91%	2.39%	2.39%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.17	%(5)	0.78%	(0.62)%	(2.11)%	(1.27)%	(0.24)%
Portfolio Turnover Rate	2	%(6)	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
4.00	%(5)	4.00%	4.00%	4.00%	3.00%	4.00%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
2.58	%(5)	2.32%	2.56%	2.90%	2.39%	2.39%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$8.61		$8.42	$8.60	$8.97	$9.08	$9.01
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.01	(0.07)	(0.22)	(0.12)	0.00 **
Net realized and unrealized gain (loss)	(0.01)		0.18	(0.11)	(0.15)	0.02	0.08
Total from investment operations	0.00		0.19	(0.18)	(0.37)	(0.10)	0.08
Dividends and Distributions:
Dividends from net investment income	(0.01)		-	-	-	-	(0.01)
Return of Capital	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.01)		-	-	-	(0.01)	(0.01)
Net Asset Value, End of Year/Period	$8.60		$8.61	$8.42	$8.60	$8.97	$9.08
Total Return*	0.05%		2.26%	(2.09)%	(4.12)%#	(1.14)%#	0.88%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$20		$20	$22	$22	$35	$35
Ratio of gross operating expenses to average net assets (2),(4)	6.11	%(5)	5.38%	4.06%	3.68%	3.74%	3.72%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.16	%(5)	0.12%	(0.85)%	(2.47)%	(1.30)%	0.00%
Portfolio Turnover Rate	2	%(6)	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.02	0.03	0.00	**	0.00	**	0.00	**
Total from investment operations	0.01		0.02	0.03	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Total dividends and distributions	(0.01)		(0.02)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	1.06%		2.46%	2.55%	0.01%		0.02%		0.00	%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$118		$190	$280	$94		$105		$98
Ratio of gross operating expenses to average net assets (3),(4)	2.68	%(5)	2.75%	1.99%	1.92%		1.07%		2.18%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.95	%(5)	2.43%	2.48%	0.02%		0.00%		(0.77)%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
2.90	%(5)	2.90%	2.90%	2.90%	1.94%	1.55%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
2.68	%(5)	2.75%	1.99%	0.46%	0.02%	1.68%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.67		$10.32	$10.30	$12.43	$10.34	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11		(0.05)	(0.01)	0.22	0.32	0.07
Net realized and unrealized gain (loss)	0.21		1.65	0.64	(1.36)	1.88	0.69
Total from investment operations	0.32		1.60	0.63	(1.14)	2.20	0.76
Dividends and Distributions:
Dividends from net investment income	(0.08)		-	-	(0.24)	(0.03)	(0.23)
Distributions from realized gains	(0.18)		(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.26)		(0.25)	(0.61)	(0.99)	(0.11)	(0.34)
Net Asset Value, End of Year/Period	$11.73		$11.67	$10.32	$10.30	$12.43	$10.34
Total Return*	2.64%		15.76%	6.48%	(9.93)%	21.37%#	7.64%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$211		$200	$167	$152	$182	$184
Ratio of gross operating expenses to average net assets (2)	3.68	%(3)	3.66%	3.57%	3.25%	3.35%	3.01%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.92%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.84	%(3)	(0.49)%	(0.13)%	1.93%	2.85%	0.76%
Portfolio Turnover Rate	0	%(4)	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.05		$10.15	$10.27	$11.85	$10.51	$10.18
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.13		0.06	0.07	0.19	(0.14)	0.14
Net realized and unrealized gain (loss)	0.16		1.00	0.25	(1.00)	1.48	0.51
Total from investment operations	0.29		1.06	0.32	(0.81)	1.34	0.65
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.10)	-	(0.18)	-	(0.19)
Distributions from realized gains	(0.13)		(0.06)	(0.44)	(0.59)	-	(0.10)
Distributions from return of capital	-		-	-	-	-	(0.03)
Total dividends and distributions	(0.29)		(0.16)	(0.44)	(0.77)	-	(0.32)
Net Asset Value, End of Year/Period	$11.05		$11.05	$10.15	$10.27	$11.85	$10.51
Total Return*	2.55%		10.62%	3.31%	(7.34)%	12.75%	6.45%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$707		$684	$604	$626	$675	$594
Ratio of gross operating expenses to average net assets (2)	3.21	%(3)	3.12%	3.07%	3.01%	2.94%	2.60%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.38	%(3)	0.61%	0.66%	1.72%	(1.22)%	1.39%
Portfolio Turnover Rate	3	%(4)	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.79		$10.51	$10.63	$12.43	$10.61	$10.13
Income from Investment Operations:
Net investment income (loss) (1)	0.13		(0.02)	0.01	0.22	(0.13)	0.10
Net realized and unrealized gain (loss)	0.20		1.48	0.46	(1.19)	2.02	0.68
Total from investment operations	0.33		1.46	0.47	(0.97)	1.89	0.78
Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.03)	-	(0.22)	-	(0.19)
Distributions from realized gains	(0.21)		(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.33)		(0.18)	(0.59)	(0.83)	(0.07)	(0.30)
Net Asset Value, End of Year/Period	$11.79		$11.79	$10.51	$10.63	$12.43	$10.61
Total Return*	2.80%		13.99%	4.72%	(8.37)%	17.94%	7.83%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$786		$649	$529	$497	$534	$502
Ratio of gross operating expenses to average net assets (2)	3.27	%(3)	3.28%	3.30%	3.11%	3.10%	2.70%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.22	%(3)	(0.19)%	0.05%	1.93%	(1.10)%	0.96%
Portfolio Turnover Rate	0	%(4)	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.70		$10.42	$10.48	$12.32	$10.41	$9.91
Income from Investment Operations:
Net investment income (loss) (1)	0.12		(0.03)	0.01	0.20	(0.12)	0.19
Net realized and unrealized gain (loss)	0.21		1.51	0.51	(1.21)	2.13	0.52
Total from investment operations	0.33		1.48	0.52	(1.01)	2.01	0.71
Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.03)	-	(0.24)	-	(0.20)
Distributions from realized gains	(0.21)		(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.31)		(0.20)	(0.58)	(0.83)	(0.10)	(0.21)
Net Asset Value, End of Year/Period	$11.72		$11.70	$10.42	$10.48	$12.32	$10.41
Total Return*	2.63%		14.43%	5.20%	(8.79)%	19.45%	7.13%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$236		$221	$202	$187	$202	$161
Ratio of gross operating expenses to average net assets (2)	3.60	%(3)	3.75%	3.56%	3.26%	3.50%	3.08%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.96	%(3)	(0.29)%	0.05%	1.75%	(1.09)%	1.88%
Portfolio Turnover Rate	0	%(4)	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$10.75		$9.47	$9.78	$11.78	$10.28	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12		-	0.01	0.19	(0.13)	0.15
Net realized and unrealized gain (loss)	0.18		1.28	0.39	(1.05)	1.77	0.51
Total from investment operations	0.30		1.28	0.40	(0.86)	1.64	0.66
Dividends and Distributions:
Dividends from net investment income	(0.16)		-	-	(0.20)	-	(0.21)
Distributions from realized gains	(0.17)		-	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	(0.33)		-	(0.71)	(1.14)	(0.14)	(0.30)
Net Asset Value, End of Year/Period	$10.72		$10.75	$9.47	$9.78	$11.78	$10.28
Total Return*	2.68%		13.52%	4.44%	(8.01)%	16.10%	6.72%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$225		$219	$178	$155	$168	$83
Ratio of gross operating expenses to average net assets (2)	3.88	%(3)	3.79%	4.09%	3.50%	3.39%	2.85%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.29	%(3)	0.00%	0.09%	1.82%	(1.16)%	1.50%
Portfolio Turnover Rate	3	%(4)	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$29.78		$26.06	$25.97	$32.15	$22.32	$21.17
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.16)		(0.15)	(0.08)	(0.25)	(0.17)	(0.03)
Net realized and unrealized gain	1.29		4.08	2.26	0.36	10.00	1.18
Total from investment operations	1.13		3.93	2.18	0.11	9.83	1.15
Dividends and Distributions:
Distributions from realized gains	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Total dividends and distributions	(4.15)		(0.21)	(2.09)	(6.29)	-	-
Net Asset Value, End of Year/Period	$26.76		$29.78	$26.06	$25.97	$32.15	$22.32
Total Return*	3.76%		15.20%	9.15%	(0.22)%	44.04%	5.43%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$18,793		$19,776	$20,692	$19,753	$19,033	$12,317
Ratio of gross operating expenses to average net assets (2)	2.04	%(4)	1.87%	1.65%	1.65%	1.33%	1.17%
Ratio of net investment loss after expense recoupment to average net assets	(1.15	)%(4)	(0.55)%	(0.33)%	(0.90)%	(0.61)%	(0.15)%
Portfolio Turnover Rate	59	%(5)	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$31.47		$24.85	$23.26	$34.32	$28.60	$24.45
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.17)		(0.27)	(0.20)	(0.27)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	4.36		8.79	3.27	(3.97)	8.32	7.85
Total from investment operations	4.19		8.52	3.07	(4.24)	8.16	7.82
Dividends and Distributions:
Distributions from realized gains	(6.86)		(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	-		-	-	(0.45)	-	-
Total dividends and distributions	(6.86)		(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year/Period	$28.80		$31.47	$24.85	$23.26	$34.32	$28.60
Total Return*	12.75%		36.43%	14.52%	(16.45)%	31.15%	35.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$32,160		$29,863	$21,638	$20,826	$27,040	$28,236
Ratio of gross operating expenses to average net assets (3)	1.79	%(4)	1.70%	1.62%	1.67%	1.34%	1.12%
Ratio of net investment loss after expense recoupment to average net assets	(1.11	)%(4)	(0.98)%	(0.89)%	(0.98)%	(0.54)%	(0.11)%
Portfolio Turnover Rate	36	%(5)	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
2.04	%(4)	1.87%	1.65%	1.65%	1.33%	1.17%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
1.79	%(4)	1.70%	1.62%	1.67%	1.34%	1.12%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.82		$12.10	$11.75	$14.96	$11.60	$11.69
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)		(0.05)	0.03	(0.04)	(0.03)	0.03
Net realized and unrealized gain (loss)	0.85		2.91	0.53	(1.26)	4.50	(0.07)
Total from investment operations	0.80		2.86	0.56	(1.30)	4.47	(0.04)
Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.04)	(0.04)	(0.05)
Distributions from realized gains	(2.12)		(0.14)	(0.21)	(1.87)	(1.07)	-
Total dividends and distributions	(2.12)		(0.14)	(0.21)	(1.91)	(1.11)	(0.05)
Net Asset Value, End of Year/Period	$13.50		$14.82	$12.10	$11.75	$14.96	$11.60
Total Return*	4.44%		23.90%	4.82%	(9.97)%	40.57%	(0.38)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,029		$11,055	$9,587	$9,486	$10,919	$8,126
Ratio of gross operating expenses to average net assets (2)	1.69	%(4)	1.63%	1.69%	2.01%	1.64%	1.46%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.67	)%(4)	(0.38)%	0.26%	(0.32)%	(0.19)%	0.28%
Portfolio Turnover Rate	72	%(5)	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$7.79		$6.48	$6.94	$9.45	$6.43	$5.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)		(0.04)	(0.01)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	(0.38)		1.35	0.17	(0.47)	3.07	0.57
Total from investment operations	(0.40)		1.31	0.16	(0.52)	3.02	0.54
Dividends and Distributions:
Distributions from realized gains	(0.80)		-	(0.62)	(1.99)	-	-
Total dividends and distributions	(0.80)		-	(0.62)	(1.99)	-	-
Net Asset Value, End of Year/Period	$6.59		$7.79	$6.48	$6.94	$9.45	$6.43
Total Return*	(6.49)%		20.22%	2.60%	(8.22)%	46.97%	9.19%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,067		$7,311	$6,233	$5,893	$6,632	$5,362
Ratio of gross operating expenses to average net assets (3)	2.11	%(4)	1.88%	1.83%	2.06%	1.70%	1.68%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(0.61	)%(4)	(0.65)%	(0.10)%	(0.63)%	(0.61)%	(0.44)%
Portfolio Turnover Rate	70	%(5)	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
1.69	%(4)	1.63%	1.69%	2.01%	1.64%	1.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
2.11	%(4)	1.88%	1.83%	2.06%	1.70%	1.68%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.85		$10.53	$9.07	$12.11	$8.94	$8.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)		0.02	0.02	0.06	0.07	0.10
Net realized and unrealized gain (loss)	0.46		1.39	1.47	(3.05)	3.28	0.08
Total from investment operations	0.40		1.41	1.49	(2.99)	3.35	0.18
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.03)	(0.05)	(0.18)	(0.19)
Total dividends and distributions	(0.08)		(0.09)	(0.03)	(0.05)	(0.18)	(0.19)
Redemption Fees	-		-	- **	-	-	-
Net Asset Value, End of Year/Period	$12.17		$11.85	$10.53	$9.07	$12.11	$8.94
Total Return*	3.40	%#	13.51%#	16.45%#	(24.79)%	37.96%	1.80%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,235		$3,488	$3,392	$2,809	$4,421	$6,277
Ratio of gross operating expenses to average net assets (2)	3.00	%(4)	2.40%	2.17%	3.23%	2.47%	1.64%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.09	)%(4)	0.19%	0.18%	0.50%	0.63%	1.09%
Portfolio Turnover Rate	17	%(5)	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$26.08		$22.87	$22.60	$25.10	$23.02	$21.14
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.17)		(0.29)	(0.21)	(0.25)	(0.16)	0.01
Net realized and unrealized gain (loss)	(1.87)		4.52	1.75	(1.46)	4.82	2.78
Total from investment operations	(2.04)		4.23	1.54	(1.71)	4.66	2.79
Dividends and Distributions:
Distributions from realized gains	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(0.25)		(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year/Period	$23.79		$26.08	$22.87	$22.60	$25.10	$23.02
Total Return*	(7.81)%		19.35%	6.59%	(6.92)%	22.43%	13.22%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,777		$7,219	$6,370	$6,794	$7,560	$6,741
Ratio of gross operating expenses to average net assets (3)	2.40	%(4)	2.32%	2.35%	2.50%	2.14%	1.91%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.45	)%(4)	(1.25)%	(0.93)%	(1.05)%	(0.69)%	0.05%
Portfolio Turnover Rate	15	%(5)	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
2.90	%(4)	2.40%	2.90%	2.90%	2.32%	1.25%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
2.40	%(4)	2.32%	2.35%	2.50%	2.14%	1.91%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$27.22		$23.89	$22.95	$34.72	$31.63	$24.28
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.21)		(0.35)	(0.27)	(0.29)	(0.37)	(0.11)
Net realized and unrealized gain (loss)	1.87		5.18	4.51	(7.84)	7.10	8.43
Total from investment operations	1.66		4.83	4.24	(8.13)	6.73	8.32
Dividends and Distributions:
Distributions from realized gains	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(2.89)		(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year/Period	$25.99		$27.22	$23.89	$22.95	$34.72	$31.63
Total Return*	5.72%		21.25%	23.05%	(26.02)%	23.89%	35.28%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$24,320		$24,254	$22,829	$22,533	$35,680	$32,790
Ratio of gross operating expenses to average net assets (2)	2.30	%(4)	2.22%	2.37%	2.15%	1.99%	1.68%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.50	)%(4)	(1.39)%	(1.29)%	(1.06)%	(1.20)%	(0.42)%
Portfolio Turnover Rate	4	%(5)	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.13		$13.95	$12.43	$10.75	$8.24	$10.11
Income (Loss) from Investment Operations:
Net investment income (1)	0.03		0.16	0.21	0.34	0.14	0.14
Net realized and unrealized gain (loss)	(0.85)		0.25	1.67	1.46	2.54	(2.01)
Total from investment operations	(0.82)		0.41	1.88	1.80	2.68	(1.87)
Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.23)	(0.36)	(0.12)	(0.17)	-
Total dividends and distributions	(0.17)		(0.23)	(0.36)	(0.12)	(0.17)	-
Net Asset Value, End of Year/Period	$13.14		$14.13	$13.95	$12.43	$10.75	$8.24
Total Return*	(5.90)%		2.95%	15.40%	16.84%	32.86%	(18.50)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,056		$1,245	$1,261	$1,523	$1,107	$942
Ratio of gross operating expenses to average net assets (3)	4.12	%(4)	3.40%	3.14%	3.22%	4.07%	3.65%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.39	%(4)	1.17%	1.61%	2.75%	1.37%	1.57%
Portfolio Turnover Rate	11	%(5)	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
2.30	%(4)	2.22%	2.37%	2.15%	1.99%	1.68%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
3.00	%(4)	3.00%	3.00%	3.00%	3.00%	3.00%
(4)	Annualized for periods less than one year.
(5)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Financial Services Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.51		$9.26	$9.56	$11.72	$7.89	$8.92
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)		(0.08)	(0.01)	(0.05)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	1.57		2.77	0.18	(1.60)	4.20	(0.76)
Total from investment operations	1.51		2.69	0.17	(1.65)	4.17	(0.82)
Dividends and Distributions:
Distributions from realized gains	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.61)		(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year/Period	$12.41		$11.51	$9.26	$9.56	$11.72	$7.89
Total Return*	13.11%		30.08%	1.74%	(14.74)%	54.37%	(9.60)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,486		$1,408	$996	$1,044	$1,366	$944
Ratio of gross operating expenses to average net assets (2)	3.78	%(5)	3.88%	3.05%	3.30%	3.41%	3.51%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(0.96	)%(5)	(0.74)%	(0.06)%	(0.43)%	(0.34)%	(0.66)%
Portfolio Turnover Rate	3	%(6)	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$9.46		$9.15	$9.23	$9.68	$9.79	$9.56
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11		0.19	0.11	(0.10)	(0.06)	0.07
Net realized and unrealized gain (loss)	(0.10)		0.29	(0.09)	(0.23)	(0.03)	0.24
Total from investment operations	0.01		0.48	0.02	(0.33)	(0.09)	0.31
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.17)	(0.05)	-	(0.02)	(0.08)
Distributions from realized gains	-		-	-	(0.12)	-	-
Distributions from return of capital	-		-	(0.05)	-	-	-
Total dividends and distributions	(0.08)		(0.17)	(0.10)	(0.12)	(0.02)	(0.08)
Net Asset Value, End of Year/Period	$9.39		$9.46	$9.15	$9.23	$9.68	$9.79
Total Return*	0.31%		5.35%	0.19%	(3.39)%	(0.87)%	3.24%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,232		$11,216	$10,834	$11,436	$12,020	$4,345
Ratio of gross operating expenses to average net assets (3),(4)	1.50	%(5)	1.37%	1.38%	1.91%	1.45%	1.37%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.27	%(5)	2.08%	1.19%	(1.11)%	(0.61)%	0.71%
Portfolio Turnover Rate	2	%(6)	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
3.00	%(5)	3.00%	3.00%	3.00%	3.01%	3.00%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
1.50	%(5)	1.37%	1.38%	1.90%	1.45%	1.37%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$8.92		$8.64	$8.73	$9.01	$9.08	$9.02
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.05		0.10	0.01	(0.13)	(0.09)	-
Net realized and unrealized gain (loss)	(0.01)		0.18	(0.10)	(0.15)	0.03	0.07
Total from investment operations	0.04		0.28	(0.09)	(0.28)	(0.06)	0.07
Dividends and Distributions:
Dividends from net investment income	(0.10)		-	-	-	-	(0.01)
Return of Capital	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.10)		-	-	-	(0.01)	(0.01)
Net Asset Value, End of Year/Period	$8.86		$8.92	$8.64	$8.73	$9.01	$9.08
Total Return*	0.46%		3.24%	(1.03)%	(3.11)%#	(0.70)%#	0.77%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$516		$544	$520	$615	$770	$507
Ratio of gross operating expenses to average net assets (2),(4)	5.11	%(5)	4.40%	3.02%	2.58%	2.78%	2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.16	%(5)	1.12%	0.11%	(1.43)%	(0.96)%	0.04%
Portfolio Turnover Rate	2	%(6)	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02		0.03	0.03	0.00	**	0.00	**	0.00	**
Total from investment operations	0.02		0.03	0.03	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Total dividends and distributions	(0.02)		(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	1.56%		3.48%	3.24%	0.01%		0.02%		0.00%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,287		$4,272	$5,138	$5,108		$5,488		$5,213
Ratio of gross operating expenses to average net assets (3),(4)	1.53	%(5)	1.73%	0.95%	0.93%		1.07%		1.18%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	3.05	%(5)	3.46%	3.18%	0.02%		0.01%		0.28%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
1.90	%(5)	1.90%	1.90%	1.90%	1.52%	1.64%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
1.53	%(5)	1.73%	0.95%	0.46%	0.02%	0.68%
(4)	Does not include the expenses of funds in which the Fund invests.
(5)	Annualized for periods less than one year.
(6)	Not annualized.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Aggressive Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.87		$10.44	$10.39	$12.53	$10.42	$9.94
Income (Loss) from Investment Operations:
Net investment income (1)	0.17		0.06	0.09	0.33	0.40	0.25
Net realized and unrealized gain (loss)	0.21		1.68	0.64	(1.35)	1.91	0.62
Total from investment operations	0.38		1.74	0.73	(1.02)	2.31	0.87
Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.06)	(0.07)	(0.37)	(0.12)	(0.28)
Distributions from realized gains	(0.18)		(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.37)		(0.31)	(0.68)	(1.12)	(0.20)	(0.39)
Net Asset Value, End of Year/Period	$11.88		$11.87	$10.44	$10.39	$12.53	$10.42
Total Return*	3.12%		16.97%	7.50%	(8.96)%	22.46%	8.76%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,108		$1,066	$851	$773	$842	$666
Ratio of gross operating expenses to average net assets (2)	2.68	%(3)	2.67%	2.57%	2.23%	2.39%	2.01%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income after expense reimbursement to average net assets (2)	2.86	%(3)	0.51%	0.88%	2.90%	3.44%	2.53%
Portfolio Turnover Rate	0	%(4)	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.28		$10.35	$10.41	$12.00	$10.58	$10.20
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.19		0.17	0.17	0.30	(0.02)	0.23
Net realized and unrealized gain (loss)	0.15		1.03	0.25	(1.01)	1.49	0.52
Total from investment operations	0.34		1.20	0.42	(0.71)	1.47	0.75
Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.21)	(0.04)	(0.29)	(0.05)	(0.24)
Distributions from realized gains	(0.13)		(0.06)	(0.44)	(0.59)	-	(0.10)
Distributions from return of capital	-		-	-	-	-	(0.03)
Total dividends and distributions	(0.39)		(0.27)	(0.48)	(0.88)	(0.05)	(0.37)
Net Asset Value, End of Year/Period	$11.23		$11.28	$10.35	$10.41	$12.00	$10.58
Total Return*	3.01%		11.79%	4.26%	(6.39)%	13.94%	7.45%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,367		$2,347	$2,128	$1,960	$2,050	$1,656
Ratio of gross operating expenses to average net assets (2)	2.21	%(3)	2.12%	2.07%	2.01%	1.95%	1.60%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.38	%(3)	1.61%	1.66%	2.70%	(0.22)%	2.28%
Portfolio Turnover Rate	3	%(4)	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderate Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.06		$10.74	$10.75	$12.55	$10.69	$10.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.19		0.09	0.11	0.33	(0.01)	0.22
Net realized and unrealized gain (loss)	0.22		1.51	0.47	(1.18)	2.02	0.67
Total from investment operations	0.41		1.60	0.58	(0.85)	2.01	0.89
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.13)	-	(0.34)	(0.08)	(0.24)
Distributions from realized gains	(0.21)		(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.44)		(0.28)	(0.59)	(0.95)	(0.15)	(0.35)
Net Asset Value, End of Year/Period	$12.03		$12.06	$10.74	$10.75	$12.55	$10.69
Total Return*	3.34%		15.12%	5.73%	(7.36)%	19.01%	8.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,490		$1,455	$1,150	$1,134	$1,187	$967
Ratio of gross operating expenses to average net assets (2)	2.27	%(3)	2.27%	2.30%	2.11%	2.11%	1.70%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.14	%(3)	0.81%	1.07%	2.88%	(0.09)%	2.19%
Portfolio Turnover Rate	0	%(4)	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.96		$10.63	$10.58	$12.44	$10.48	$9.93
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.18		0.08	0.11	0.32	(0.00)**	0.22
Net realized and unrealized gain (loss)	0.21		1.56	0.52	(1.23)	2.14	0.59
Total from investment operations	0.39		1.64	0.63	(0.91)	2.14	0.81
Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.14)	-	(0.36)	(0.08)	(0.25)
Distributions from realized gains	(0.21)		(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.43)		(0.31)	(0.58)	(0.95)	(0.18)	(0.26)
Net Asset Value, End of Year/Period	$11.92		$11.96	$10.63	$10.58	$12.44	$10.48
Total Return*	3.15%		15.70%	6.23%	(7.93)%	20.70%	8.14%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$838		$809	$712	$656	$693	$568
Ratio of gross operating expenses to average net assets (2)	2.60	%(3)	2.75%	2.56%	2.26%	2.50%	2.08%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income after expense reimbursement to average net assets (2)	2.99	%(3)	0.71%	1.05%	2.84%	0.03%	2.20%
Portfolio Turnover Rate	0	%(4)	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$11.09		$9.76	$9.95	$11.98	$10.36	$9.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.18		0.10	0.10	0.32	(0.01)	0.24
Net realized and unrealized gain (loss)	0.18		1.32	0.42	(1.09)	1.78	0.53
Total from investment operations	0.36		1.42	0.52	(0.77)	1.77	0.77
Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.09)	-	(0.32)	(0.01)	(0.26)
Distributions from realized gains	(0.17)		-	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	(0.43)		(0.09)	(0.71)	(1.26)	(0.15)	(0.35)
Net Asset Value, End of Year/Period	$11.02		$11.09	$9.76	$9.95	$11.98	$10.36
Total Return*	3.25%		14.63%	5.62%	(7.19)%	17.26%	7.84%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$640		$644	$573	$495	$618	$836
Ratio of gross operating expenses to average net assets (2)	2.88	%(3)	2.78%	2.98%	2.50%	2.34%	1.85%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.92%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.30	%(3)	1.00%	1.09%	2.95%	(0.07)%	2.46%
Portfolio Turnover Rate	3	%(4)	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Board of Trustees (the “Board”) Meeting of April 15, 2024 (the “Meeting”)

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by Saratoga Capital Management (“Saratoga”) and each Investment Adviser to the Portfolios; (ii) the investment performance of the Portfolios relative to comparable funds; (iii) the costs of services provided and profits realized by Saratoga; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Portfolios grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by Saratoga and the Investment Advisers.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Quality and Scope of Services

The Board reviewed and considered the nature, quality and scope of services provided by Saratoga. In this regard, Saratoga discussed with the Trustees its methodology for selecting Investment Advisers for the Portfolios, the procedures and criteria it utilizes in evaluating the adequacy of each Investment Adviser’s performance and the general oversight it provides, including monitoring compliance reports, recommending outside service providers, negotiation of fees and monitoring of quality of services. With respect to the Portfolios that Saratoga manages directly, the Trustees considered the investment process utilized, the quality of key investment personnel and the resources devoted to the investment management functions. The Trustees concluded that the nature and extent of the services provided by Saratoga were necessary and appropriate for the conduct of the business and investment activities of the Saratoga Portfolios. The Trustees also concluded, based on the discussion with Saratoga, that the overall quality of the advisory and administrative services was satisfactory.

The Trustees also evaluated the quality of the services provided by the Investment Advisers to each Portfolio. Saratoga provided the Trustees with feedback on the quality of the services that the Investment Advisers have provided over time and currently. The Board concluded that the nature, scope and quality of the services provided by each of the Advisers was satisfactory.

Comparative Performance

The performance of each of the Portfolios was compared to a Lipper or Morningstar Index of funds with investment objectives similar to that of the applicable Portfolio (each, a “benchmark”). Performance was compared over various time periods. The conclusions of the Trustees were as follows:

Large Capitalization Value: The Trustees noted that M.D. Sass Investors Services, Inc. (“M.D. Sass”) has been the Adviser to the Portfolio since August 2008 and that since then through February 29, 2024 the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2025 (Unaudited)

Large Capitalization Growth: The Trustees noted that Smith Group Asset Management, LLC (“Smith Group”) became the Adviser to the Portfolio in December 2015 and that since then through February 29, 2024, the Portfolio had outperformed its benchmark. Upon consideration of all factors the Trustees deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Mid-Capitalization: The Trustees noted that Vaughan Nelson Investment Management LP (“Vaughan Nelson”) became the Adviser to the Portfolio in April 2006 and that since then through February 29, 2024, the Portfolio had outperformed its benchmark. Upon consideration of all the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Small Capitalization: The Trustees noted that Zacks Investment Management, Inc. (“Zacks”) became the Adviser to the Portfolio in August 2015 and that since then through February 29, 2024, the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

International Equity: The Trustees noted that the current Adviser to the Portfolio, Smith Group, became the Adviser to the Portfolio in February 2018 and that since then through February 29, 2024 the Portfolio had underperformed its benchmark. The Trustees further noted that the Portfolio had outperformed its benchmark for the three-year period ended February 28, 2023. Upon consideration of all of the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Health & Biotechnology: The Trustees noted that the current Adviser to the Portfolio, Oak Associates, ltd. (“Oak”), was appointed in July 2005 and that since then through February 29, 2024, the Portfolio underperformed its benchmark. The Trustees further noted that the Portfolio had outperformed its benchmark for the four-year period ended February 29, 2024. The Trustees also noted that in January 2019 the portfolio manager at Oak was replaced by another portfolio manager at Oak who is also the Co-Chief Investment Officer of Oak. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Technology & Communications: The Trustees noted that Oak became the sole adviser to the Portfolio in December 2015 and that since then through February 29, 2024, the Portfolio had slightly underperformed its benchmark. The Trustees also observed that the Portfolio outperformed its benchmark for the three-year period ended February 29, 2024. Saratoga noted Oak’s long experience in investing in the technology sector and that in light of current market conditions Saratoga believes that Oak’s strategy of seeking “blue chip” companies with strong financial characteristics is an appropriate investment approach for the Portfolio. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Financial Services: The Trustees noted that Smith Group became the Adviser to the Portfolio in December 2015 and that since then through February 29, 2024, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio outperformed its benchmark for the three-year period ended February 29, 2024. Saratoga observed the Adviser’s focus on companies that report higher earnings growth rates than expected has been out of favor for a portion of the time the Adviser has been managing the Portfolio, detracting from the Portfolio’s performance. Saratoga stated that it believes Smith Group’s focus on companies with sound financials, and which report higher earnings growth rates than expected is a good strategy for the Portfolio going forward. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2025 (Unaudited)

Energy & Basic Materials: The Trustees noted that Smith Group became the Adviser to the Portfolio in December 2015 and that since then through February 29, 2024, the Portfolio had underperformed its benchmark. The Trustees noted that the Portfolio outperformed its benchmark for the three-year period ended February 29, 2024. Saratoga stated that the Adviser’s focus on companies that report higher earnings growth rates than expected has been out of favor for a portion of the time the Adviser has been managing the Portfolio, detracting from the Portfolio’s performance. Saratoga stated that it believes Smith Group’s focus on companies with sound financials, and which report higher earnings growth rates than expected is a good strategy for the Portfolio going forward. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Investment Quality Bond Portfolio: The Trustees noted that Saratoga started managing the Portfolio in March 2018 and that since then through February 29, 2024 the Portfolio had slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Municipal Bond Portfolio: The Trustees noted that Saratoga started managing the Portfolio in March 2018 and that since then through February 29, 2024 the Portfolio had underperformed its benchmark. Saratoga observed that with interest rates at near historic lows for much of this period, it believed interest rates might rise which would likely hurt bond prices. Consequently, Saratoga noted that the Portfolio’s average bond maturity was shorter than its benchmark for much of this period, which detracted from the Portfolio’s performance versus its benchmark. Saratoga further observed that interest rates started rising in the latter part of this period and Saratoga extended the Portfolio’s average bond maturity. Finally, Saratoga stated that, in light of the changing interest rate environment, it believes the Portfolio’s current average bond maturity makes sense for the Portfolio. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

U.S. Government Money Market Portfolio: The Trustees noted that Saratoga started managing the Portfolio in October 2020 and that since then through February 29, 2024 the Portfolio had slightly underperformed its benchmark. The Trustees noted that they had discussed with Saratoga the reasons for the underperformance. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 29, 2024 the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderately Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 29, 2024 the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio had slightly outperformed its benchmark for the four-year period ended February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderate Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 29, 2024, the Portfolio had slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2025 (Unaudited)

Moderately Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 29, 2024 the Portfolio had slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 29, 2024 the Portfolio had slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Comparable Total Average Net Expense Ratio

The total average net expense ratio of each of the Portfolios was compared to Mutual Fund Industry Statistics as reported in the February 29, 2024 Morningstar data regarding mutual fund expenses and assets. Saratoga noted that the Portfolios are considerably smaller in assets compared to the mutual fund industry, but still continue to offer services at a competitive rate. The Trustees noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels. In addition, the Trustees noted that since March 1, 2021 Gemini had previously waived the monthly Fund Accounting Services Fees, Fund Administrative Services Fees or Transfer Agency Service Fees to which it was entitled that, but for the waiver, would have accrued and been chargeable to the U.S. Government Money Market Portfolio, but the waiver had expired in 2023 and was not renewed.

The Trustees reviewed the total average net expense ratio for each Portfolio and noted the following: (i) total average net expense ratios for the Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, International Equity, Health & Biotechnology, Technology & Communications, Financial Services, Energy & Basic Materials, Investment Quality Bond, Municipal Bond, U.S. Government Money Market and Conservative Balanced Allocation Portfolios were higher than the average of comparable funds; and (ii) total average net expense ratios for the Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Aggressive Balanced Allocation Portfolios were lower than the average of comparable funds. A discussion ensued during which Saratoga discussed the current expenses of the Portfolios in more detail.

Fees Relative to Comparable Funds

The Trustees reviewed the Management Fee rate for each Portfolio and noted the following: (i) fee rate for the Small Cap Portfolio was slightly lower than the average of comparable funds; (ii) fee rates for the Large Cap Value, Large Cap Growth, Mid Cap, and International Equity Portfolios were slightly higher than the average of comparable funds; and (iii) the fee rates for the Health & Biotechnology, Technology & Communications, Financial Services, Energy & Basic Materials, Investment Quality Bond, and U.S. Government Money Market were higher than the average of comparable funds. The Trustees noted that they had discussed with Saratoga the reasons for the higher fee rates. The Trustees noted that with respect to each of the Municipal Bond, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Aggressive Balanced Allocation Portfolios the Portfolio’s gross fee rate was higher than the average of comparable funds but that each Portfolio experienced a net fee rate of 0 basis points as a result of fee waivers and reimbursements by Saratoga.

The Trustees noted that most of the Portfolios were considerably smaller than many of the funds in the comparison group and considered, with respect to each Portfolio, the adverse impact of the relatively small sizes of the Portfolios on the costs and profitability of Saratoga. The Trustees also noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels. The Trustees concluded, based on the foregoing, that the Management Fee rate with respect to each of the Portfolios was not excessive relative to comparable funds. The Trustees also evaluated the reasonableness of the fee split between Saratoga and the Investment Adviser to each Portfolio managed by Saratoga.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2025 (Unaudited)

Economies of Scale

The Trustees noted the views of Saratoga that at their current sizes the Portfolios do not realize economies of scale and discussed this view with Saratoga.

Profitability of Investment Manager

The Trustees reviewed the profitability data that had been provided by Saratoga as well as responses from the Investment Advisers confirming their profitability relating to the Portfolios. The Trustees noted that the provision of services under the Management Agreements had resulted in a loss to Saratoga. The Trustees considered the financial viability of Saratoga and its ability to continue to provide high quality services and concluded that each organization continues to be capable of and committed to providing high quality services. The Board also considered the information provided by the Investment Advisers regarding profitability from its relationship with the Portfolios. The Board noted that each Investment Adviser’s profitability was not a significant factor considered by the Board, as the sub-advisory fee is paid by Saratoga out of the advisory fee paid to it by each Portfolio, and not by the Portfolio directly.

Other Benefits

The Trustees considered the benefits obtained by Saratoga and the Investment Advisers from their relationship with the Trust. They noted, in this regard, that certain of the Investment Advisers have soft dollar arrangements pursuant to which commissions on fund portfolio transactions may be utilized to pay for research services. The Trustees noted that the amount of soft dollars was generally small and that research services obtained may enhance the ability of the Investment Advisers to provide quality services to the Portfolios. The Trustees noted that Saratoga receives licensing fees from third parties for the use of the Saratoga asset allocation program.

At this time Mr. Bruce Ventimiglia and Mr. Jonathan W. Ventimiglia left the Meeting and the Trustees resumed the executive session with Ms. Fumai to discuss the materials and factors to be considered in the Board determinations.

Conclusion

Based on the foregoing and such other factors as they deemed relevant, the Independent Trustees determined that continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios is in the best interests of the Portfolios and the shareholders. The Independent Trustees noted that no single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios and that each Trustee considered and weighted the factors differently.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

None

Item 16.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	5/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, President, Treasurer and Chief Financial Officer

Date	5/5/25

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	5/5/25

*	Print the name and title of each signing officer under his or her signature.